United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Jeffrey K. Ringdahl, PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: December 31, 2022

Date of reporting period: March 31, 2022

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS - 86.46%
U.S. Treasury Obligations - 86.46%
U.S. Treasury Bills,
0.560%, Due 4/7/2022	$100,000,000	$99,997,583
0.052%, Due 4/14/2022	85,000,000	84,994,936
0.055%, Due 4/21/2022A	113,000,000	112,991,996
0.093%, Due 4/28/2022 A	150,000,000	149,984,784
0.153%, Due 5/5/2022	100,000,000	99,983,118
0.137%, Due 5/12/2022A	160,000,000	159,963,555
0.098%, Due 5/19/2022A	160,000,000	159,947,733
0.197%, Due 5/26/2022A	150,000,000	149,936,979
0.200%, Due 6/2/2022	100,000,000	99,943,167
0.129%, Due 6/9/2022A	150,000,000	149,891,325
0.141%, Due 6/16/2022	75,000,000	74,934,490
0.322%, Due 7/7/2022	75,000,000	74,884,025
0.481%, Due 7/14/2022A	150,000,000	149,735,305
0.348%, Due 7/21/2022	80,000,000	79,835,658
0.522%, Due 7/28/2022	75,000,000	74,813,781
0.654%, Due 8/4/2022A	150,000,000	149,584,114
0.668%, Due 8/11/2022A	160,000,000	159,512,578
0.620%, Due 8/18/2022A	170,000,000	169,450,822
0.704%, Due 8/25/2022A	155,000,000	154,451,013
0.881%, Due 9/15/2022	100,000,000	99,570,052

Total Short-Term Investments (Cost $2,455,330,284)		2,454,407,014

TOTAL INVESTMENTS - 86.46% (Cost $2,455,330,284)		2,454,407,014
OTHER ASSETS, NET OF LIABILITIES - 13.54%		384,222,777

TOTAL NET ASSETS - 100.00%		$2,838,629,791

Percentages are stated as a percent of net assets.

A	All or a portion represents positions held by the American Beacon Cayman Managed Futures Strategy Fund, Ltd.

Long Futures Contracts Open on March 31, 2022:

Commodity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CBOT Corn FuturesA	1,178	May 2022	$40,094,972	$44,101,375	$4,006,403
CBOT Corn FuturesA	44	July 2022	1,533,135	1,612,600	79,465
CBOT Soybean FuturesA	667	May 2022	53,660,960	53,968,637	307,677
CBOT Soybean FuturesA	35	July 2022	2,812,615	2,796,500	(16,115)
COMEX Copper FuturesA	313	May 2022	36,006,702	37,176,575	1,169,873
COMEX Copper FuturesA	54	July 2022	6,399,218	6,419,925	20,707
COMEX Gold 100 Troy Ounces FuturesA	618	June 2022	120,706,691	120,757,200	50,509
COMEX Silver FuturesA	392	May 2022	48,873,879	49,260,680	386,801
COMEX Silver FuturesA	1	July 2022	121,152	126,010	4,858
ICE Brent Crude Oil FuturesA	237	April 2022	25,827,917	24,816,270	(1,011,647)
ICE Gas Oil FuturesA	111	May 2022	12,006,959	11,188,800	(818,159)
ICE US - Henry Ld1 Fixed Price FuturesA	152	October 2022	1,625,290	2,206,660	581,370
ICE US - Henry Ld1 Fixed Price FuturesA	152	November 2022	1,625,290	2,261,380	636,090
ICE US - Henry Ld1 Fixed Price FuturesA	152	December 2022	1,625,290	2,296,720	671,430
ICE US - Henry Ld1 Fixed Price FuturesA	152	January 2023	1,625,290	2,227,180	601,890
ICE US - Henry Ld1 Fixed Price FuturesA	152	February 2023	1,625,290	1,998,800	373,510
ICE US - Henry Ld1 Fixed Price FuturesA	208	March 2023	1,887,340	2,096,120	208,780
ICE US - Henry Ld1 Fixed Price FuturesA	208	April 2023	1,887,340	2,030,080	142,740

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

Commodity Futures Contracts (Continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
ICE US - Henry Ld1 Fixed Price FuturesA	208	May 2023	$1,887,340	$2,047,240	$159,900
ICE US - Henry Ld1 Fixed Price FuturesA	208	June 2023	1,887,340	2,069,080	181,740
ICE US - Henry Ld1 Fixed Price FuturesA	208	July 2023	1,887,340	2,075,320	187,980
ICE US - Henry Ld1 Fixed Price FuturesA	208	August 2023	1,887,340	2,068,040	180,700
ICE US - Henry Ld1 Fixed Price FuturesA	208	September 2023	1,887,340	2,084,160	196,820
KCBT Hard Red Winter Wheat FuturesA	258	May 2022	11,090,465	13,283,775	2,193,310
KCBT Hard Red Winter Wheat FuturesA	9	July 2022	449,732	463,388	13,656
LME Copper FuturesA	163	April 2022	39,770,765	42,267,937	2,497,172
LME Copper FuturesA	60	May 2022	14,874,835	15,561,750	686,915
LME Copper FuturesA	39	June 2022	10,240,578	10,118,062	(122,516)
LME Copper FuturesA	80	July 2022	20,670,844	20,757,000	86,156
LME Lead FuturesA	217	April 2022	12,673,196	13,139,350	466,154
LME Lead FuturesA	374	May 2022	21,824,423	22,645,700	821,277
LME Lead FuturesA	158	June 2022	9,777,913	9,568,875	(209,038)
LME Lead FuturesA	87	July 2022	5,218,800	5,257,519	38,719
LME Nickel FuturesA	102	April 2022	12,938,024	19,654,380	6,716,356
LME Nickel FuturesA	47	May 2022	6,614,343	9,050,790	2,436,447
LME Primary Aluminum FuturesA	400	April 2022	29,483,836	34,836,100	5,352,264
LME Primary Aluminum FuturesA	112	May 2022	8,961,648	9,763,908	802,260
LME Primary Aluminum FuturesA	65	June 2022	5,945,866	5,673,687	(272,179)
LME Primary Aluminum FuturesA	83	July 2022	7,314,257	7,247,975	(66,282)
LME Zinc FuturesA	282	April 2022	24,975,427	29,698,125	4,722,698
LME Zinc FuturesA	256	May 2022	23,181,542	26,896,000	3,714,458
LME Zinc FuturesA	6	June 2022	588,483	628,275	39,792
LME Zinc FuturesA	133	July 2022	13,695,954	13,870,237	174,283
NYBOT CSC Number 11 World Sugar FuturesA	667	April 2022	14,461,959	14,559,810	97,851
NYBOT CSC Number 11 World Sugar FuturesA	144	June 2022	3,106,923	3,115,930	9,007
NYMEX Henry Hub Natural Gas FuturesA	1,302	April 2022	67,648,528	73,458,840	5,810,312
NYMEX Light Sweet Crude Oil FuturesA	285	April 2022	32,898,061	28,579,800	(4,318,261)
NYMEX NY Harbor ULSD FuturesA	82	April 2022	11,383,887	11,574,940	191,053
NYMEX Reformulated Gasoline Blendstock for Oxygen Blending RBOB FuturesA	201	April 2022	27,927,953	26,599,898	(1,328,055)

			$807,100,272	$845,957,403	$38,857,131

Currency Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME Australian Dollar Currency Futures	3,142	June 2022	$233,642,121	$235,540,030	$1,897,909
CME Canadian Dollar Currency Futures	4,004	June 2022	319,265,011	320,680,360	1,415,349
CME Mexican Peso Currency Futures	8,355	June 2022	200,327,954	207,747,075	7,419,121
CME New Zealand Dollar Currency Futures	285	June 2022	19,789,016	19,733,400	(55,616)
NYBOT FINEX United States Dollar Index Futures	1,934	June 2022	191,864,478	190,228,240	(1,636,238)

			$964,888,580	$973,929,105	$9,040,525

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME e-Mini NASDAQ 100 Index Futures	9	June 2022	$2,713,599	$2,676,375	$(37,224)
CME e-Mini Russell 2000 Index Futures	229	June 2022	24,073,820	23,660,280	(413,540)
CME e-Mini Standard & Poor’s 500 Index Futures	186	June 2022	42,173,345	42,135,975	(37,370)
Euronext Amsterdam Index Futures	39	April 2022	6,191,533	6,247,300	55,767
Euronext CAC 40 Index Futures	21	April 2022	1,561,765	1,546,620	(15,145)
FTSE 100 Index Futures	931	June 2022	90,834,693	91,554,363	719,670
Montreal Exchange S&P/TSX 60 Index Futures	457	June 2022	95,023,528	96,294,797	1,271,269

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

Equity Futures Contracts (Continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
SAFEX FTSE/JSE Top 40 Index Futures	1,440	June 2022	$65,528,176	$67,879,309	$2,351,133
SFE S&P ASX Share Price Index 200 Futures	1,206	June 2022	165,685,533	168,735,604	3,050,071
SGX FTSE Taiwan Index Futures	746	April 2022	45,921,881	46,072,960	151,079
SGX Nikkei 225 Stock Index Futures	35	June 2022	4,015,061	3,995,503	(19,558)
TSE TOPIX (Tokyo Price Index) Futures	311	June 2022	50,047,047	49,725,768	(321,279)

			$593,769,981	$600,524,854	$6,754,873

Short Futures Contracts Open on March 31, 2022:

Commodity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
LME Copper FuturesA	163	April 2022	$(41,567,520)	$(42,267,938)	$(700,418)
LME Lead FuturesA	217	April 2022	(11,987,770)	(13,139,350)	(1,151,580)
LME Lead FuturesA	374	May 2022	(21,923,866)	(22,645,700)	(721,834)
LME Lead FuturesA	97	June 2022	(5,482,835)	(5,874,562)	(391,727)
LME Nickel FuturesA	102	April 2022	(21,766,786)	(19,654,380)	2,112,406
LME Nickel FuturesA	19	May 2022	(5,173,124)	(3,658,830)	1,514,294
LME Primary Aluminum FuturesA	238	April 2022	(21,472,146)	(20,727,479)	744,667
LME Zinc FuturesA	282	April 2022	(28,996,905)	(29,698,125)	(701,220)
NYBOT CSC C Coffee FuturesA	136	May 2022	(11,274,733)	(11,546,400)	(271,667)
NYBOT CSC Cocoa FuturesA	107	May 2022	(2,708,285)	(2,835,500)	(127,215)
NYBOT CSC Cocoa FuturesA	10	July 2022	(264,496)	(268,700)	(4,204)

			$(172,618,466)	$(172,316,964)	$301,502

Currency Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME British Pound Currency Futures	3,613	June 2022	$(296,502,588)	$(296,514,394)	$(11,806)
CME Euro Foreign Exchange Currency Futures	3,292	June 2022	(448,399,941)	(456,723,850)	(8,323,909)
CME Japanese Yen Currency Futures	3,522	June 2022	(382,779,122)	(362,655,938)	20,123,184
CME Swiss Franc Currency Futures	439	June 2022	(59,141,645)	(59,654,612)	(512,967)

			$(1,186,823,296)	$(1,175,548,794)	$11,274,502

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Eurex DAX Index Futures	22	June 2022	$(8,501,968)	$(8,781,577)	$(279,609)
Eurex EURO STOXX 50 Futures	101	June 2022	(4,098,809)	(4,271,485)	(172,676)
HKG Hang Seng China Enterprises Index Futures	603	April 2022	(28,661,555)	(28,947,972)	(286,417)
HKG Hang Seng Index Futures	265	April 2022	(36,684,026)	(37,196,009)	(511,983)
ICE US mini MSCI EAFE Index Futures	28	June 2022	(2,849,784)	(3,002,160)	(152,376)
ICE US MSCI Emerging Markets EM Index Futures	437	June 2022	(23,217,539)	(24,592,175)	(1,374,636)
KFE KOSPI 200 Index Futures	886	June 2022	(64,090,336)	(66,831,030)	(2,740,694)
OML Stockholm OMXS30 Index Futures	206	April 2022	(4,607,953)	(4,568,089)	39,864

			$(172,711,970)	$(178,190,497)	$(5,478,527)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

Interest Rate Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
3 Month Euro Euribor Futures	1,013	March 2023	$(279,024,884)	$(278,182,639)	$842,245
3 Month Euro Euribor Futures	436	June 2023	(119,549,844)	(119,333,208)	216,636
3 Month Euro Euribor Futures	1,025	December 2023	(282,499,321)	(279,791,306)	2,708,015
3 Month Euro Euribor Futures	63	March 2024	(17,197,710)	(17,195,187)	2,523
3 Month Euro Euribor Futures	1,028	September 2024	(283,196,464)	(280,652,853)	2,543,611
3 Month Euro Euribor Futures	57	December 2024	(15,556,827)	(15,563,067)	(6,240)
3 Month SOFR Futures	1,086	June 2023	(267,406,158)	(264,101,625)	3,304,533
3 Month SOFR Futures	56	September 2023	(13,587,933)	(13,597,500)	(9,567)
3 Month SOFR Futures	1,269	March 2024	(311,886,273)	(308,462,175)	3,424,098
3 Month SOFR Futures	66	June 2024	(16,037,994)	(16,060,275)	(22,281)
3 Month SOFR Futures	1,081	December 2024	(265,366,902)	(263,480,238)	1,886,664
3 Month SOFR Futures	83	March 2025	(20,228,032)	(20,242,663)	(14,631)
3 Month SONIA Index Futures	815	June 2023	(263,700,348)	(261,339,423)	2,360,925
3 Month SONIA Index Futures	38	September 2023	(12,168,268)	(12,170,799)	(2,531)
3 Month SONIA Index Futures	1,142	March 2024	(369,293,362)	(366,008,331)	3,285,031
3 Month SONIA Index Futures	59	June 2024	(18,928,535)	(18,935,520)	(6,985)
CBOT 10 Year U.S. Treasury Note Futures	1,447	June 2022	(181,955,039)	(177,800,125)	4,154,914
CBOT 2 Year U.S. Treasury Note Futures	813	June 2022	(174,062,215)	(172,292,485)	1,769,730
CBOT 5 Year U.S. Treasury Note	1,194	June 2022	(139,887,473)	(136,936,875)	2,950,598
CBOT U.S. Long Bond Futures	456	June 2022	(70,042,203)	(68,428,500)	1,613,703
CME Ultra Long Term U.S. Treasury Bond Futures	227	June 2022	(41,569,711)	(40,207,375)	1,362,336
Eurex 10 Year Euro BUND Futures	925	June 2022	(167,012,348)	(162,353,768)	4,658,580
Eurex 2 Year Euro SCHATZ Futures	984	June 2022	(120,770,438)	(120,540,558)	229,880
Eurex 30 Year Euro BUXL Futures	203	June 2022	(43,983,057)	(41,814,692)	2,168,365
Eurex 5 Year Euro BOBL Futures	1,398	June 2022	(201,809,503)	(199,286,779)	2,522,724
Long Gilt Futures	612	June 2022	(98,161,330)	(97,463,290)	698,040
SFE 10 Year Australian Bond Futures	1,077	June 2022	(105,349,387)	(102,144,661)	3,204,726
TSE Japanese 10 Year Bond Futures	720	June 2022	(887,705,408)	(885,362,247)	2,343,161

			$(4,787,936,967)	$(4,739,748,164)	$48,188,803

A	All or a portion represents positions held by the American Beacon Cayman Managed Futures Strategy Fund, Ltd.

Forward Foreign Currency Contracts Open on March 31, 2022:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
INR	32,932	USD	32,754	4/22/2022	CBK	$178	$—	$178
INR	98,797	USD	97,914	4/22/2022	CBK	883	—	883
INR	131,729	USD	130,545	4/22/2022	CBK	1,184	—	1,184
INR	131,729	USD	130,529	4/22/2022	CBK	1,200	—	1,200
INR	230,526	USD	228,359	4/22/2022	CBK	2,167	—	2,167
INR	362,256	USD	359,055	4/22/2022	CBK	3,201	—	3,201
INR	362,256	USD	359,539	4/22/2022	CBK	2,717	—	2,717
INR	428,120	USD	424,245	4/22/2022	CBK	3,875	—	3,875
INR	428,120	USD	424,892	4/22/2022	CBK	3,228	—	3,228
INR	428,120	USD	424,920	4/22/2022	CBK	3,200	—	3,200
INR	526,917	USD	521,422	4/22/2022	CBK	5,495	—	5,495
INR	658,646	USD	653,219	4/22/2022	CBK	5,427	—	5,427
INR	658,646	USD	653,347	4/22/2022	CBK	5,299	—	5,299
INR	691,579	USD	688,946	4/22/2022	CBK	2,633	—	2,633
INR	691,579	USD	685,631	4/22/2022	CBK	5,948	—	5,948
INR	691,579	USD	685,030	4/22/2022	CBK	6,549	—	6,549
INR	889,173	USD	881,892	4/22/2022	CBK	7,281	—	7,281
INR	922,105	USD	914,710	4/22/2022	CBK	7,395	—	7,395

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

Forward Foreign Currency Contracts Open on March 31, 2022 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
INR	1,080,180	USD	1,073,748	4/22/2022	CBK	$6,432	$—	$6,432
INR	1,152,631	USD	1,143,711	4/22/2022	CBK	8,920	—	8,920
INR	1,251,428	USD	1,242,187	4/22/2022	CBK	9,241	—	9,241
INR	1,449,022	USD	1,438,284	4/22/2022	CBK	10,738	—	10,738
INR	1,514,887	USD	1,503,691	4/22/2022	CBK	11,196	—	11,196
INR	1,514,887	USD	1,503,170	4/22/2022	CBK	11,717	—	11,717
INR	1,620,270	USD	1,610,148	4/22/2022	CBK	10,122	—	10,122
INR	1,778,345	USD	1,765,183	4/22/2022	CBK	13,162	—	13,162
INR	1,877,142	USD	1,872,654	4/22/2022	CBK	4,488	—	4,488
INR	1,877,142	USD	1,865,349	4/22/2022	CBK	11,793	—	11,793
INR	1,910,075	USD	1,896,695	4/22/2022	CBK	13,380	—	13,380
INR	2,404,060	USD	2,398,161	4/22/2022	CBK	5,899	—	5,899
INR	2,667,518	USD	2,651,322	4/22/2022	CBK	16,196	—	16,196
INR	2,865,112	USD	2,851,907	4/22/2022	CBK	13,205	—	13,205
INR	3,523,759	USD	3,509,237	4/22/2022	CBK	14,522	—	14,522
INR	4,478,796	USD	4,462,352	4/22/2022	CBK	16,444	—	16,444
INR	42,350,967	USD	42,135,310	4/22/2022	CBK	215,657	—	215,657
USD	12,590,230	INR	12,843,606	4/22/2022	CBK	—	(253,376)	(253,376)
USD	11,774,194	INR	12,020,298	4/22/2022	CBK	—	(246,104)	(246,104)
USD	9,944,401	INR	10,143,155	4/22/2022	CBK	—	(198,754)	(198,754)
USD	6,230,389	INR	6,355,938	4/22/2022	CBK	—	(125,549)	(125,549)
USD	5,784,045	INR	5,894,886	4/22/2022	CBK	—	(110,841)	(110,841)
USD	5,712,331	INR	5,829,021	4/22/2022	CBK	—	(116,690)	(116,690)
USD	3,828,051	INR	3,907,969	4/22/2022	CBK	—	(79,918)	(79,918)
USD	3,027,813	INR	3,082,465	4/22/2022	CBK	—	(54,652)	(54,652)
USD	2,929,359	INR	2,989,523	4/22/2022	CBK	—	(60,164)	(60,164)
USD	2,928,074	INR	2,989,523	4/22/2022	CBK	—	(61,449)	(61,449)
USD	2,927,707	INR	2,989,523	4/22/2022	CBK	—	(61,816)	(61,816)
USD	2,017,631	INR	2,054,977	4/22/2022	CBK	—	(37,346)	(37,346)
USD	1,943,147	INR	1,978,684	4/22/2022	CBK	—	(35,537)	(35,537)
USD	1,851,576	INR	1,885,375	4/22/2022	CBK	—	(33,799)	(33,799)
USD	1,379,726	INR	1,405,112	4/22/2022	CBK	—	(25,386)	(25,386)
USD	1,009,009	INR	1,020,902	4/22/2022	CBK	—	(11,893)	(11,893)
USD	935,509	INR	955,037	4/22/2022	CBK	—	(19,528)	(19,528)
USD	813,273	INR	823,308	4/22/2022	CBK	—	(10,035)	(10,035)
USD	813,368	INR	823,308	4/22/2022	CBK	—	(9,940)	(9,940)
USD	815,224	INR	823,308	4/22/2022	CBK	—	(8,084)	(8,084)
USD	745,639	INR	757,443	4/22/2022	CBK	—	(11,804)	(11,804)
USD	713,470	INR	724,511	4/22/2022	CBK	—	(11,041)	(11,041)
USD	553,342	INR	559,849	4/22/2022	CBK	—	(6,507)	(6,507)
USD	423,894	INR	428,120	4/22/2022	CBK	—	(4,226)	(4,226)
USD	227,863	INR	230,526	4/22/2022	CBK	—	(2,663)	(2,663)
USD	97,381	INR	98,797	4/22/2022	CBK	—	(1,416)	(1,416)
USD	64,847	INR	65,865	4/22/2022	CBK	—	(1,018)	(1,018)
TWD	87,256	USD	87,468	4/26/2022	CBK	—	(212)	(212)
TWD	174,511	USD	174,228	4/26/2022	CBK	283	—	283
TWD	174,511	USD	174,111	4/26/2022	CBK	400	—	400
TWD	174,511	USD	173,694	4/26/2022	CBK	817	—	817
TWD	174,511	USD	174,849	4/26/2022	CBK	—	(338)	(338)
TWD	261,767	USD	260,862	4/26/2022	CBK	905	—	905
TWD	261,767	USD	260,924	4/26/2022	CBK	843	—	843
TWD	261,767	USD	262,135	4/26/2022	CBK	—	(368)	(368)
TWD	261,767	USD	262,210	4/26/2022	CBK	—	(443)	(443)
TWD	349,023	USD	349,926	4/26/2022	CBK	—	(903)	(903)
TWD	349,023	USD	347,390	4/26/2022	CBK	1,633	—	1,633
TWD	349,023	USD	348,220	4/26/2022	CBK	803	—	803
TWD	349,023	USD	349,925	4/26/2022	CBK	—	(902)	(902)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

Forward Foreign Currency Contracts Open on March 31, 2022 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
TWD	349,023	USD	349,626	4/26/2022	CBK	$—	$(603)	$(603)
TWD	436,278	USD	434,586	4/26/2022	CBK	1,692	—	1,692
TWD	436,278	USD	434,450	4/26/2022	CBK	1,828	—	1,828
TWD	523,534	USD	521,750	4/26/2022	CBK	1,784	—	1,784
TWD	523,534	USD	522,551	4/26/2022	CBK	983	—	983
TWD	523,534	USD	524,549	4/26/2022	CBK	—	(1,015)	(1,015)
TWD	610,790	USD	610,022	4/26/2022	CBK	768	—	768
TWD	610,790	USD	610,073	4/26/2022	CBK	717	—	717
TWD	698,045	USD	699,998	4/26/2022	CBK	—	(1,953)	(1,953)
TWD	698,045	USD	699,071	4/26/2022	CBK	—	(1,026)	(1,026)
USD	16,359,520	TWD	16,142,298	4/26/2022	CBK	217,222	—	217,222
USD	2,843,808	TWD	2,792,181	4/26/2022	CBK	51,627	—	51,627
USD	2,200,937	TWD	2,181,392	4/26/2022	CBK	19,545	—	19,545
USD	2,087,671	TWD	2,065,051	4/26/2022	CBK	22,620	—	22,620
USD	1,853,395	TWD	1,832,369	4/26/2022	CBK	21,026	—	21,026
USD	1,328,704	TWD	1,308,835	4/26/2022	CBK	19,869	—	19,869
USD	876,302	TWD	872,557	4/26/2022	CBK	3,745	—	3,745
USD	885,122	TWD	872,557	4/26/2022	CBK	12,565	—	12,565
USD	619,491	TWD	610,790	4/26/2022	CBK	8,701	—	8,701
USD	620,238	TWD	610,790	4/26/2022	CBK	9,448	—	9,448
USD	529,668	TWD	523,534	4/26/2022	CBK	6,134	—	6,134
USD	350,939	TWD	349,023	4/26/2022	CBK	1,916	—	1,916
USD	350,939	TWD	349,023	4/26/2022	CBK	1,916	—	1,916
USD	205,798	TWD	203,597	4/26/2022	CBK	2,201	—	2,201
USD	175,475	TWD	174,511	4/26/2022	CBK	964	—	964
USD	87,700	TWD	87,256	4/26/2022	CBK	444	—	444
USD	87,735	TWD	87,256	4/26/2022	CBK	479	—	479
INR	953,657	USD	949,761	5/6/2022	CBK	3,896	—	3,896
INR	1,019,427	USD	1,019,582	5/6/2022	CBK	—	(155)	(155)
INR	1,282,504	USD	1,283,452	5/6/2022	CBK	—	(948)	(948)
INR	1,479,813	USD	1,481,485	5/6/2022	CBK	—	(1,672)	(1,672)
INR	1,742,891	USD	1,744,422	5/6/2022	CBK	—	(1,531)	(1,531)
INR	2,269,046	USD	2,264,641	5/6/2022	CBK	4,405	—	4,405
INR	2,433,470	USD	2,430,628	5/6/2022	CBK	2,842	—	2,842
INR	2,499,240	USD	2,497,854	5/6/2022	CBK	1,386	—	1,386
INR	3,222,704	USD	3,225,892	5/6/2022	CBK	—	(3,188)	(3,188)
INR	4,209,246	USD	4,183,882	5/6/2022	CBK	25,364	—	25,364
INR	4,866,940	USD	4,843,185	5/6/2022	CBK	23,755	—	23,755
USD	487,491	INR	493,271	5/6/2022	CBK	—	(5,780)	(5,780)
USD	60,114,929	TWD	59,774,571	5/11/2022	CBK	340,358	—	340,358
USD	3,933,567	TWD	3,926,797	5/11/2022	CBK	6,770	—	6,770
USD	351,717	TWD	349,049	5/11/2022	CBK	2,668	—	2,668
USD	264,550	TWD	261,786	5/11/2022	CBK	2,764	—	2,764
USD	176,217	TWD	174,524	5/11/2022	CBK	1,693	—	1,693
BRL	21,004	USD	19,175	4/4/2022	HUS	1,829	—	1,829
BRL	42,008	USD	38,356	4/4/2022	HUS	3,652	—	3,652
BRL	42,008	USD	38,343	4/4/2022	HUS	3,665	—	3,665
BRL	63,011	USD	57,495	4/4/2022	HUS	5,516	—	5,516
BRL	63,011	USD	57,519	4/4/2022	HUS	5,492	—	5,492
BRL	84,015	USD	76,712	4/4/2022	HUS	7,303	—	7,303
BRL	84,015	USD	76,642	4/4/2022	HUS	7,373	—	7,373
BRL	84,015	USD	76,705	4/4/2022	HUS	7,310	—	7,310
BRL	84,015	USD	76,680	4/4/2022	HUS	7,335	—	7,335
BRL	84,015	USD	76,714	4/4/2022	HUS	7,301	—	7,301
BRL	105,019	USD	95,900	4/4/2022	HUS	9,119	—	9,119
BRL	126,023	USD	115,084	4/4/2022	HUS	10,939	—	10,939
BRL	126,023	USD	115,042	4/4/2022	HUS	10,981	—	10,981

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

Forward Foreign Currency Contracts Open on March 31, 2022 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	147,026	USD	134,202	4/4/2022	HUS	$12,824	$—	$12,824
BRL	147,026	USD	134,141	4/4/2022	HUS	12,885	—	12,885
BRL	168,030	USD	153,346	4/4/2022	HUS	14,684	—	14,684
BRL	231,041	USD	216,080	4/4/2022	HUS	14,961	—	14,961
BRL	252,045	USD	230,533	4/4/2022	HUS	21,512	—	21,512
BRL	252,045	USD	235,618	4/4/2022	HUS	16,427	—	16,427
BRL	315,057	USD	288,301	4/4/2022	HUS	26,756	—	26,756
BRL	315,057	USD	294,957	4/4/2022	HUS	20,100	—	20,100
BRL	315,057	USD	294,596	4/4/2022	HUS	20,461	—	20,461
BRL	336,060	USD	307,562	4/4/2022	HUS	28,498	—	28,498
BRL	336,060	USD	307,396	4/4/2022	HUS	28,664	—	28,664
BRL	357,064	USD	328,293	4/4/2022	HUS	28,771	—	28,771
BRL	357,064	USD	326,703	4/4/2022	HUS	30,361	—	30,361
BRL	357,064	USD	326,621	4/4/2022	HUS	30,443	—	30,443
BRL	588,106	USD	547,941	4/4/2022	HUS	40,165	—	40,165
BRL	735,132	USD	684,977	4/4/2022	HUS	50,155	—	50,155
BRL	840,151	USD	782,652	4/4/2022	HUS	57,499	—	57,499
BRL	945,170	USD	879,950	4/4/2022	HUS	65,220	—	65,220
BRL	987,177	USD	919,252	4/4/2022	HUS	67,925	—	67,925
BRL	1,050,188	USD	977,192	4/4/2022	HUS	72,996	—	72,996
BRL	1,071,192	USD	997,988	4/4/2022	HUS	73,204	—	73,204
BRL	1,344,241	USD	1,252,323	4/4/2022	HUS	91,918	—	91,918
BRL	1,470,264	USD	1,370,134	4/4/2022	HUS	100,130	—	100,130
BRL	1,722,309	USD	1,604,219	4/4/2022	HUS	118,090	—	118,090
BRL	1,764,317	USD	1,605,400	4/4/2022	HUS	158,917	—	158,917
BRL	1,848,332	USD	1,686,509	4/4/2022	HUS	161,823	—	161,823
BRL	2,205,396	USD	2,010,903	4/4/2022	HUS	194,493	—	194,493
BRL	3,385,808	USD	3,139,730	4/4/2022	HUS	246,078	—	246,078
BRL	3,444,618	USD	3,161,689	4/4/2022	HUS	282,929	—	282,929
BRL	5,095,515	USD	4,518,550	4/4/2022	HUS	576,965	—	576,965
BRL	6,500,667	USD	5,914,299	4/4/2022	HUS	586,368	—	586,368
BRL	6,500,667	USD	5,912,904	4/4/2022	HUS	587,763	—	587,763
BRL	6,637,191	USD	5,984,225	4/4/2022	HUS	652,966	—	652,966
BRL	8,405,242	USD	7,789,182	4/4/2022	HUS	616,060	—	616,060
BRL	8,492,525	USD	7,529,205	4/4/2022	HUS	963,320	—	963,320
BRL	10,186,829	USD	9,560,972	4/4/2022	HUS	625,857	—	625,857
BRL	10,501,885	USD	9,320,934	4/4/2022	HUS	1,180,951	—	1,180,951
BRL	11,146,001	USD	10,078,280	4/4/2022	HUS	1,067,721	—	1,067,721
BRL	11,889,534	USD	10,539,355	4/4/2022	HUS	1,350,179	—	1,350,179
BRL	14,709,174	USD	13,683,698	4/4/2022	HUS	1,025,476	—	1,025,476
BRL	14,709,174	USD	13,662,158	4/4/2022	HUS	1,047,016	—	1,047,016
BRL	16,403,944	USD	14,806,220	4/4/2022	HUS	1,597,724	—	1,597,724
BRL	17,338,223	USD	15,638,413	4/4/2022	HUS	1,699,810	—	1,699,810
BRL	17,338,223	USD	15,669,345	4/4/2022	HUS	1,668,878	—	1,668,878
BRL	21,053,557	USD	19,000,805	4/4/2022	HUS	2,052,752	—	2,052,752
BRL	22,032,955	USD	20,516,331	4/4/2022	HUS	1,516,624	—	1,516,624
BRL	26,506,758	USD	24,059,451	4/4/2022	HUS	2,447,307	—	2,447,307
USD	40,457,984	BRL	42,007,540	4/4/2022	HUS	—	(1,549,556)	(1,549,556)
USD	12,156,455	BRL	12,755,590	4/4/2022	HUS	—	(599,135)	(599,135)
USD	11,705,474	BRL	12,518,247	4/4/2022	HUS	—	(812,773)	(812,773)
USD	11,918,505	BRL	12,360,719	4/4/2022	HUS	—	(442,214)	(442,214)
USD	11,212,306	BRL	11,972,149	4/4/2022	HUS	—	(759,843)	(759,843)
USD	10,026,270	BRL	10,515,749	4/4/2022	HUS	—	(489,479)	(489,479)
USD	10,044,798	BRL	10,440,974	4/4/2022	HUS	—	(396,176)	(396,176)
USD	9,782,638	BRL	10,278,545	4/4/2022	HUS	—	(495,907)	(495,907)
USD	9,205,107	BRL	10,018,798	4/4/2022	HUS	—	(813,691)	(813,691)
USD	9,284,312	BRL	9,637,370	4/4/2022	HUS	—	(353,058)	(353,058)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

Forward Foreign Currency Contracts Open on March 31, 2022 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	9,246,194	BRL	9,568,477	4/4/2022	HUS	$—	$(322,283)	$(322,283)
USD	8,272,242	BRL	9,010,617	4/4/2022	HUS	—	(738,375)	(738,375)
USD	8,024,684	BRL	8,412,599	4/4/2022	HUS	—	(387,915)	(387,915)
USD	7,793,046	BRL	8,156,014	4/4/2022	HUS	—	(362,968)	(362,968)
USD	7,193,517	BRL	7,591,113	4/4/2022	HUS	—	(397,596)	(397,596)
USD	7,218,660	BRL	7,591,112	4/4/2022	HUS	—	(372,452)	(372,452)
USD	3,167,596	BRL	3,406,264	4/4/2022	HUS	—	(238,668)	(238,668)
USD	3,166,637	BRL	3,406,264	4/4/2022	HUS	—	(239,627)	(239,627)
USD	2,325,236	BRL	2,499,449	4/4/2022	HUS	—	(174,213)	(174,213)
USD	1,994,425	BRL	2,149,386	4/4/2022	HUS	—	(154,961)	(154,961)
USD	1,795,293	BRL	1,951,996	4/4/2022	HUS	—	(156,703)	(156,703)
USD	1,668,248	BRL	1,815,810	4/4/2022	HUS	—	(147,562)	(147,562)
USD	1,533,165	BRL	1,652,297	4/4/2022	HUS	—	(119,132)	(119,132)
USD	1,492,839	BRL	1,590,335	4/4/2022	HUS	—	(97,496)	(97,496)
USD	1,418,815	BRL	1,543,438	4/4/2022	HUS	—	(124,623)	(124,623)
USD	1,397,317	BRL	1,487,348	4/4/2022	HUS	—	(90,031)	(90,031)
USD	1,247,895	BRL	1,330,689	4/4/2022	HUS	—	(82,794)	(82,794)
USD	1,218,217	BRL	1,298,233	4/4/2022	HUS	—	(80,016)	(80,016)
USD	1,126,772	BRL	1,222,607	4/4/2022	HUS	—	(95,835)	(95,835)
USD	1,034,245	BRL	1,103,498	4/4/2022	HUS	—	(69,253)	(69,253)
USD	1,010,320	BRL	1,093,246	4/4/2022	HUS	—	(82,926)	(82,926)
USD	1,004,536	BRL	1,071,042	4/4/2022	HUS	—	(66,506)	(66,506)
USD	977,201	BRL	1,056,805	4/4/2022	HUS	—	(79,604)	(79,604)
USD	948,367	BRL	1,021,879	4/4/2022	HUS	—	(73,512)	(73,512)
USD	944,036	BRL	1,020,363	4/4/2022	HUS	—	(76,327)	(76,327)
USD	962,162	BRL	1,019,988	4/4/2022	HUS	—	(57,826)	(57,826)
USD	895,116	BRL	949,644	4/4/2022	HUS	—	(54,528)	(54,528)
USD	842,595	BRL	911,039	4/4/2022	HUS	—	(68,444)	(68,444)
USD	849,423	BRL	903,162	4/4/2022	HUS	—	(53,739)	(53,739)
USD	830,461	BRL	882,158	4/4/2022	HUS	—	(51,697)	(51,697)
USD	830,758	BRL	879,300	4/4/2022	HUS	—	(48,542)	(48,542)
USD	808,682	BRL	874,597	4/4/2022	HUS	—	(65,915)	(65,915)
USD	810,650	BRL	862,662	4/4/2022	HUS	—	(52,012)	(52,012)
USD	795,442	BRL	849,684	4/4/2022	HUS	—	(54,242)	(54,242)
USD	796,327	BRL	844,128	4/4/2022	HUS	—	(47,801)	(47,801)
USD	791,484	BRL	843,852	4/4/2022	HUS	—	(52,368)	(52,368)
USD	713,744	BRL	774,318	4/4/2022	HUS	—	(60,574)	(60,574)
USD	699,685	BRL	746,484	4/4/2022	HUS	—	(46,799)	(46,799)
USD	700,796	BRL	743,210	4/4/2022	HUS	—	(42,414)	(42,414)
USD	677,600	BRL	733,564	4/4/2022	HUS	—	(55,964)	(55,964)
USD	671,312	BRL	710,897	4/4/2022	HUS	—	(39,585)	(39,585)
USD	630,642	BRL	668,268	4/4/2022	HUS	—	(37,626)	(37,626)
USD	597,448	BRL	633,096	4/4/2022	HUS	—	(35,648)	(35,648)
USD	539,802	BRL	583,065	4/4/2022	HUS	—	(43,263)	(43,263)
USD	539,037	BRL	583,065	4/4/2022	HUS	—	(44,028)	(44,028)
USD	534,368	BRL	567,102	4/4/2022	HUS	—	(32,734)	(32,734)
USD	530,306	BRL	562,752	4/4/2022	HUS	—	(32,446)	(32,446)
USD	516,794	BRL	551,749	4/4/2022	HUS	—	(34,955)	(34,955)
USD	517,929	BRL	551,749	4/4/2022	HUS	—	(33,820)	(33,820)
USD	494,042	BRL	521,205	4/4/2022	HUS	—	(27,163)	(27,163)
USD	410,222	BRL	438,547	4/4/2022	HUS	—	(28,325)	(28,325)
USD	411,719	BRL	434,337	4/4/2022	HUS	—	(22,618)	(22,618)
USD	406,373	BRL	428,549	4/4/2022	HUS	—	(22,176)	(22,176)
USD	385,112	BRL	405,993	4/4/2022	HUS	—	(20,881)	(20,881)
USD	370,484	BRL	400,857	4/4/2022	HUS	—	(30,373)	(30,373)
USD	371,043	BRL	400,857	4/4/2022	HUS	—	(29,814)	(29,814)
USD	375,746	BRL	399,072	4/4/2022	HUS	—	(23,326)	(23,326)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

Forward Foreign Currency Contracts Open on March 31, 2022 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	364,937	BRL	386,892	4/4/2022	HUS	$—	$(21,955)	$(21,955)
USD	355,893	BRL	378,068	4/4/2022	HUS	—	(22,175)	(22,175)
USD	337,436	BRL	364,415	4/4/2022	HUS	—	(26,979)	(26,979)
USD	334,356	BRL	357,064	4/4/2022	HUS	—	(22,708)	(22,708)
USD	336,092	BRL	357,064	4/4/2022	HUS	—	(20,972)	(20,972)
USD	336,085	BRL	357,064	4/4/2022	HUS	—	(20,979)	(20,979)
USD	336,088	BRL	357,064	4/4/2022	HUS	—	(20,976)	(20,976)
USD	333,305	BRL	357,064	4/4/2022	HUS	—	(23,759)	(23,759)
USD	329,288	BRL	347,470	4/4/2022	HUS	—	(18,182)	(18,182)
USD	292,059	BRL	317,767	4/4/2022	HUS	—	(25,708)	(25,708)
USD	292,301	BRL	315,057	4/4/2022	HUS	—	(22,756)	(22,756)
USD	295,009	BRL	315,057	4/4/2022	HUS	—	(20,048)	(20,048)
USD	296,694	BRL	315,057	4/4/2022	HUS	—	(18,363)	(18,363)
USD	296,599	BRL	315,057	4/4/2022	HUS	—	(18,458)	(18,458)
USD	275,574	BRL	294,053	4/4/2022	HUS	—	(18,479)	(18,479)
USD	276,418	BRL	294,053	4/4/2022	HUS	—	(17,635)	(17,635)
USD	275,287	BRL	294,053	4/4/2022	HUS	—	(18,766)	(18,766)
USD	275,462	BRL	294,053	4/4/2022	HUS	—	(18,591)	(18,591)
USD	274,171	BRL	294,053	4/4/2022	HUS	—	(19,882)	(19,882)
USD	265,505	BRL	282,596	4/4/2022	HUS	—	(17,091)	(17,091)
USD	267,573	BRL	282,319	4/4/2022	HUS	—	(14,746)	(14,746)
USD	256,324	BRL	273,049	4/4/2022	HUS	—	(16,725)	(16,725)
USD	257,033	BRL	273,049	4/4/2022	HUS	—	(16,016)	(16,016)
USD	257,024	BRL	273,049	4/4/2022	HUS	—	(16,025)	(16,025)
USD	255,657	BRL	273,049	4/4/2022	HUS	—	(17,392)	(17,392)
USD	254,709	BRL	273,049	4/4/2022	HUS	—	(18,340)	(18,340)
USD	254,837	BRL	273,049	4/4/2022	HUS	—	(18,212)	(18,212)
USD	254,987	BRL	273,049	4/4/2022	HUS	—	(18,062)	(18,062)
USD	251,206	BRL	267,723	4/4/2022	HUS	—	(16,517)	(16,517)
USD	233,749	BRL	252,045	4/4/2022	HUS	—	(18,296)	(18,296)
USD	236,242	BRL	252,045	4/4/2022	HUS	—	(15,803)	(15,803)
USD	236,147	BRL	252,045	4/4/2022	HUS	—	(15,898)	(15,898)
USD	235,955	BRL	252,045	4/4/2022	HUS	—	(16,090)	(16,090)
USD	237,403	BRL	252,045	4/4/2022	HUS	—	(14,642)	(14,642)
USD	214,305	BRL	231,041	4/4/2022	HUS	—	(16,736)	(16,736)
USD	217,673	BRL	231,041	4/4/2022	HUS	—	(13,368)	(13,368)
USD	217,559	BRL	231,041	4/4/2022	HUS	—	(13,482)	(13,482)
USD	216,319	BRL	231,041	4/4/2022	HUS	—	(14,722)	(14,722)
USD	215,677	BRL	231,041	4/4/2022	HUS	—	(15,364)	(15,364)
USD	215,758	BRL	231,041	4/4/2022	HUS	—	(15,283)	(15,283)
USD	213,899	BRL	226,194	4/4/2022	HUS	—	(12,295)	(12,295)
USD	197,697	BRL	210,038	4/4/2022	HUS	—	(12,341)	(12,341)
USD	195,899	BRL	210,038	4/4/2022	HUS	—	(14,139)	(14,139)
USD	195,305	BRL	208,229	4/4/2022	HUS	—	(12,924)	(12,924)
USD	175,480	BRL	189,034	4/4/2022	HUS	—	(13,554)	(13,554)
USD	177,019	BRL	189,034	4/4/2022	HUS	—	(12,015)	(12,015)
USD	176,417	BRL	189,034	4/4/2022	HUS	—	(12,617)	(12,617)
USD	164,761	BRL	173,735	4/4/2022	HUS	—	(8,974)	(8,974)
USD	156,216	BRL	168,030	4/4/2022	HUS	—	(11,814)	(11,814)
USD	155,994	BRL	168,030	4/4/2022	HUS	—	(12,036)	(12,036)
USD	157,413	BRL	168,030	4/4/2022	HUS	—	(10,617)	(10,617)
USD	157,414	BRL	168,030	4/4/2022	HUS	—	(10,616)	(10,616)
USD	149,689	BRL	157,886	4/4/2022	HUS	—	(8,197)	(8,197)
USD	136,714	BRL	147,026	4/4/2022	HUS	—	(10,312)	(10,312)
USD	137,209	BRL	147,026	4/4/2022	HUS	—	(9,817)	(9,817)
USD	116,834	BRL	126,023	4/4/2022	HUS	—	(9,189)	(9,189)
USD	116,916	BRL	126,023	4/4/2022	HUS	—	(9,107)	(9,107)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

Forward Foreign Currency Contracts Open on March 31, 2022 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	119,216	BRL	126,023	4/4/2022	HUS	$—	$(6,807)	$(6,807)
USD	119,266	BRL	126,023	4/4/2022	HUS	—	(6,757)	(6,757)
USD	119,197	BRL	126,023	4/4/2022	HUS	—	(6,826)	(6,826)
USD	119,227	BRL	126,023	4/4/2022	HUS	—	(6,796)	(6,796)
USD	119,259	BRL	126,023	4/4/2022	HUS	—	(6,764)	(6,764)
USD	119,188	BRL	126,023	4/4/2022	HUS	—	(6,835)	(6,835)
USD	118,133	BRL	126,023	4/4/2022	HUS	—	(7,890)	(7,890)
USD	99,307	BRL	105,019	4/4/2022	HUS	—	(5,712)	(5,712)
USD	99,331	BRL	105,019	4/4/2022	HUS	—	(5,688)	(5,688)
USD	99,376	BRL	105,019	4/4/2022	HUS	—	(5,643)	(5,643)
USD	99,312	BRL	105,019	4/4/2022	HUS	—	(5,707)	(5,707)
USD	99,301	BRL	105,019	4/4/2022	HUS	—	(5,718)	(5,718)
USD	99,303	BRL	105,019	4/4/2022	HUS	—	(5,716)	(5,716)
USD	99,342	BRL	105,019	4/4/2022	HUS	—	(5,677)	(5,677)
USD	99,437	BRL	105,019	4/4/2022	HUS	—	(5,582)	(5,582)
USD	99,372	BRL	105,019	4/4/2022	HUS	—	(5,647)	(5,647)
USD	99,340	BRL	105,019	4/4/2022	HUS	—	(5,679)	(5,679)
USD	78,110	BRL	84,015	4/4/2022	HUS	—	(5,905)	(5,905)
USD	77,973	BRL	84,015	4/4/2022	HUS	—	(6,042)	(6,042)
USD	79,479	BRL	84,015	4/4/2022	HUS	—	(4,536)	(4,536)
USD	79,553	BRL	84,015	4/4/2022	HUS	—	(4,462)	(4,462)
USD	79,510	BRL	84,015	4/4/2022	HUS	—	(4,505)	(4,505)
USD	59,574	BRL	63,011	4/4/2022	HUS	—	(3,437)	(3,437)
USD	59,603	BRL	63,011	4/4/2022	HUS	—	(3,408)	(3,408)
USD	59,598	BRL	63,011	4/4/2022	HUS	—	(3,413)	(3,413)
USD	59,581	BRL	63,011	4/4/2022	HUS	—	(3,430)	(3,430)
USD	59,619	BRL	63,011	4/4/2022	HUS	—	(3,392)	(3,392)
USD	59,598	BRL	63,011	4/4/2022	HUS	—	(3,413)	(3,413)
USD	39,749	BRL	42,008	4/4/2022	HUS	—	(2,259)	(2,259)
USD	39,761	BRL	42,008	4/4/2022	HUS	—	(2,247)	(2,247)
USD	39,736	BRL	42,008	4/4/2022	HUS	—	(2,272)	(2,272)
KRW	82,497	USD	81,921	4/8/2022	HUS	576	—	576
KRW	82,497	USD	81,952	4/8/2022	HUS	545	—	545
KRW	82,497	USD	81,975	4/8/2022	HUS	522	—	522
KRW	82,497	USD	81,964	4/8/2022	HUS	533	—	533
KRW	82,497	USD	81,817	4/8/2022	HUS	680	—	680
KRW	82,497	USD	81,833	4/8/2022	HUS	664	—	664
KRW	82,497	USD	81,947	4/8/2022	HUS	550	—	550
KRW	82,497	USD	82,024	4/8/2022	HUS	473	—	473
KRW	164,994	USD	163,935	4/8/2022	HUS	1,059	—	1,059
KRW	164,994	USD	163,693	4/8/2022	HUS	1,301	—	1,301
KRW	164,994	USD	163,688	4/8/2022	HUS	1,306	—	1,306
KRW	164,994	USD	163,997	4/8/2022	HUS	997	—	997
KRW	247,491	USD	246,103	4/8/2022	HUS	1,388	—	1,388
KRW	412,485	USD	410,061	4/8/2022	HUS	2,424	—	2,424
KRW	494,982	USD	494,637	4/8/2022	HUS	345	—	345
KRW	989,965	USD	981,696	4/8/2022	HUS	8,269	—	8,269
KRW	1,072,462	USD	1,063,476	4/8/2022	HUS	8,986	—	8,986
KRW	1,154,959	USD	1,153,944	4/8/2022	HUS	1,015	—	1,015
KRW	1,319,953	USD	1,317,892	4/8/2022	HUS	2,061	—	2,061
KRW	1,649,941	USD	1,650,423	4/8/2022	HUS	—	(482)	(482)
KRW	1,732,438	USD	1,732,659	4/8/2022	HUS	—	(221)	(221)
KRW	1,732,438	USD	1,733,088	4/8/2022	HUS	—	(650)	(650)
KRW	2,969,894	USD	2,965,573	4/8/2022	HUS	4,321	—	4,321
KRW	4,784,830	USD	4,787,389	4/8/2022	HUS	—	(2,559)	(2,559)
KRW	34,731,266	USD	34,841,187	4/8/2022	HUS	—	(109,921)	(109,921)
USD	32,530,633	KRW	32,173,857	4/8/2022	HUS	356,776	—	356,776

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

Forward Foreign Currency Contracts Open on March 31, 2022 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	7,466,944	KRW	7,342,239	4/8/2022	HUS	$124,705	$—	$124,705
USD	4,982,117	KRW	4,949,824	4/8/2022	HUS	32,293	—	32,293
USD	3,676,550	KRW	3,739,867	4/8/2022	HUS	—	(63,317)	(63,317)
USD	1,567,927	KRW	1,594,943	4/8/2022	HUS	—	(27,016)	(27,016)
USD	1,568,474	KRW	1,594,943	4/8/2022	HUS	—	(26,469)	(26,469)
USD	1,578,374	KRW	1,567,444	4/8/2022	HUS	10,930	—	10,930
USD	1,327,779	KRW	1,319,953	4/8/2022	HUS	7,826	—	7,826
USD	331,301	KRW	329,988	4/8/2022	HUS	1,313	—	1,313
PHP	241,280	USD	239,748	4/26/2022	HUS	1,532	—	1,532
PHP	337,792	USD	335,928	4/26/2022	HUS	1,864	—	1,864
PHP	530,816	USD	527,892	4/26/2022	HUS	2,924	—	2,924
PHP	916,865	USD	912,427	4/26/2022	HUS	4,438	—	4,438
PHP	916,865	USD	913,006	4/26/2022	HUS	3,859	—	3,859
PHP	1,061,633	USD	1,056,395	4/26/2022	HUS	5,238	—	5,238
PHP	1,109,889	USD	1,105,451	4/26/2022	HUS	4,438	—	4,438
PHP	1,158,145	USD	1,153,558	4/26/2022	HUS	4,587	—	4,587
PHP	1,254,657	USD	1,249,006	4/26/2022	HUS	5,651	—	5,651
USD	2,283,365	PHP	2,316,289	4/26/2022	HUS	—	(32,924)	(32,924)
USD	2,042,949	PHP	2,075,009	4/26/2022	HUS	—	(32,060)	(32,060)
USD	1,947,706	PHP	1,978,497	4/26/2022	HUS	—	(30,791)	(30,791)
USD	1,803,855	PHP	1,833,729	4/26/2022	HUS	—	(29,874)	(29,874)
USD	1,184,498	PHP	1,206,401	4/26/2022	HUS	—	(21,903)	(21,903)
USD	1,187,412	PHP	1,206,401	4/26/2022	HUS	—	(18,989)	(18,989)
USD	995,001	PHP	1,013,377	4/26/2022	HUS	—	(18,376)	(18,376)
USD	997,445	PHP	1,013,377	4/26/2022	HUS	—	(15,932)	(15,932)
USD	996,542	PHP	1,013,377	4/26/2022	HUS	—	(16,835)	(16,835)
USD	949,668	PHP	965,121	4/26/2022	HUS	—	(15,453)	(15,453)
USD	948,209	PHP	965,121	4/26/2022	HUS	—	(16,912)	(16,912)
USD	896,134	PHP	916,865	4/26/2022	HUS	—	(20,731)	(20,731)
USD	853,825	PHP	868,608	4/26/2022	HUS	—	(14,783)	(14,783)
USD	810,697	PHP	820,352	4/26/2022	HUS	—	(9,655)	(9,655)
USD	805,305	PHP	820,352	4/26/2022	HUS	—	(15,047)	(15,047)
USD	806,119	PHP	820,352	4/26/2022	HUS	—	(14,233)	(14,233)
USD	803,250	PHP	820,352	4/26/2022	HUS	—	(17,102)	(17,102)
USD	756,079	PHP	772,096	4/26/2022	HUS	—	(16,017)	(16,017)
USD	714,544	PHP	723,840	4/26/2022	HUS	—	(9,296)	(9,296)
USD	710,752	PHP	723,840	4/26/2022	HUS	—	(13,088)	(13,088)
USD	667,442	PHP	675,584	4/26/2022	HUS	—	(8,142)	(8,142)
USD	667,177	PHP	675,584	4/26/2022	HUS	—	(8,407)	(8,407)
USD	569,789	PHP	579,072	4/26/2022	HUS	—	(9,283)	(9,283)
USD	522,109	PHP	530,816	4/26/2022	HUS	—	(8,707)	(8,707)
USD	474,870	PHP	482,560	4/26/2022	HUS	—	(7,690)	(7,690)
USD	428,759	PHP	434,304	4/26/2022	HUS	—	(5,545)	(5,545)
USD	332,915	PHP	337,792	4/26/2022	HUS	—	(4,877)	(4,877)
USD	332,447	PHP	337,792	4/26/2022	HUS	—	(5,345)	(5,345)
USD	333,138	PHP	337,792	4/26/2022	HUS	—	(4,654)	(4,654)
USD	285,079	PHP	289,536	4/26/2022	HUS	—	(4,457)	(4,457)
USD	235,965	PHP	241,280	4/26/2022	HUS	—	(5,315)	(5,315)
USD	188,797	PHP	193,024	4/26/2022	HUS	—	(4,227)	(4,227)
USD	189,970	PHP	193,024	4/26/2022	HUS	—	(3,054)	(3,054)
USD	141,552	PHP	144,768	4/26/2022	HUS	—	(3,216)	(3,216)
USD	141,589	PHP	144,768	4/26/2022	HUS	—	(3,179)	(3,179)
USD	141,598	PHP	144,768	4/26/2022	HUS	—	(3,170)	(3,170)
COP	158,518	USD	151,169	4/28/2022	HUS	7,349	—	7,349
CNY	393,582	USD	393,875	4/28/2022	HUS	—	(293)	(293)
CNY	472,298	USD	473,433	4/28/2022	HUS	—	(1,135)	(1,135)
CNY	551,014	USD	547,234	4/28/2022	HUS	3,780	—	3,780

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

Forward Foreign Currency Contracts Open on March 31, 2022 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
COP	863,041	USD	850,637	4/28/2022	HUS	$12,404	$—	$12,404
COP	863,041	USD	852,026	4/28/2022	HUS	11,015	—	11,015
COP	863,041	USD	852,026	4/28/2022	HUS	11,015	—	11,015
COP	1,003,945	USD	989,580	4/28/2022	HUS	14,365	—	14,365
CNY	1,023,312	USD	1,022,560	4/28/2022	HUS	752	—	752
COP	2,007,890	USD	1,983,050	4/28/2022	HUS	24,840	—	24,840
COP	2,483,443	USD	2,374,877	4/28/2022	HUS	108,566	—	108,566
COP	2,536,282	USD	2,442,125	4/28/2022	HUS	94,157	—	94,157
COP	3,170,353	USD	3,147,870	4/28/2022	HUS	22,483	—	22,483
USD	937,659	CNY	944,596	4/28/2022	HUS	—	(6,937)	(6,937)
USD	859,080	CNY	865,880	4/28/2022	HUS	—	(6,800)	(6,800)
USD	625,356	CNY	629,731	4/28/2022	HUS	—	(4,375)	(4,375)
KRW	164,929	USD	165,273	4/29/2022	HUS	—	(344)	(344)
KRW	164,929	USD	165,084	4/29/2022	HUS	—	(155)	(155)
KRW	247,394	USD	247,913	4/29/2022	HUS	—	(519)	(519)
KRW	247,394	USD	247,610	4/29/2022	HUS	—	(216)	(216)
KRW	329,858	USD	330,572	4/29/2022	HUS	—	(714)	(714)
KRW	329,858	USD	330,603	4/29/2022	HUS	—	(745)	(745)
KRW	412,323	USD	412,561	4/29/2022	HUS	—	(238)	(238)
KRW	412,323	USD	413,141	4/29/2022	HUS	—	(818)	(818)
KRW	412,323	USD	413,140	4/29/2022	HUS	—	(817)	(817)
KRW	494,788	USD	495,115	4/29/2022	HUS	—	(327)	(327)
KRW	1,786,733	USD	1,788,781	4/29/2022	HUS	—	(2,048)	(2,048)
KRW	2,556,403	USD	2,559,635	4/29/2022	HUS	—	(3,232)	(3,232)
KRW	3,216,120	USD	3,227,038	4/29/2022	HUS	—	(10,918)	(10,918)
KRW	3,738,396	USD	3,742,288	4/29/2022	HUS	—	(3,892)	(3,892)
KRW	3,793,372	USD	3,806,119	4/29/2022	HUS	—	(12,747)	(12,747)
USD	62,332,416	KRW	63,415,290	4/29/2022	HUS	—	(1,082,874)	(1,082,874)
USD	6,102,044	KRW	6,102,382	4/29/2022	HUS	—	(338)	(338)
USD	2,766,540	KRW	2,803,797	4/29/2022	HUS	—	(37,257)	(37,257)
USD	401,963	KRW	412,323	4/29/2022	HUS	—	(10,360)	(10,360)
USD	162,151	KRW	164,929	4/29/2022	HUS	—	(2,778)	(2,778)
BRL	41,672	USD	38,628	5/3/2022	HUS	3,044	—	3,044
BRL	83,343	USD	77,243	5/3/2022	HUS	6,100	—	6,100
BRL	83,343	USD	77,253	5/3/2022	HUS	6,090	—	6,090
BRL	83,343	USD	77,282	5/3/2022	HUS	6,061	—	6,061
BRL	83,343	USD	77,278	5/3/2022	HUS	6,065	—	6,065
BRL	104,179	USD	96,100	5/3/2022	HUS	8,079	—	8,079
BRL	104,179	USD	96,121	5/3/2022	HUS	8,058	—	8,058
BRL	104,179	USD	96,149	5/3/2022	HUS	8,030	—	8,030
BRL	104,179	USD	96,731	5/3/2022	HUS	7,448	—	7,448
BRL	104,179	USD	97,452	5/3/2022	HUS	6,727	—	6,727
BRL	125,015	USD	115,917	5/3/2022	HUS	9,098	—	9,098
BRL	166,687	USD	154,818	5/3/2022	HUS	11,869	—	11,869
BRL	187,523	USD	175,897	5/3/2022	HUS	11,626	—	11,626
BRL	208,358	USD	192,192	5/3/2022	HUS	16,166	—	16,166
BRL	208,358	USD	193,689	5/3/2022	HUS	14,669	—	14,669
BRL	208,358	USD	208,268	5/3/2022	HUS	90	—	90
BRL	229,194	USD	229,575	5/3/2022	HUS	—	(381)	(381)
BRL	229,194	USD	212,397	5/3/2022	HUS	16,797	—	16,797
BRL	229,194	USD	212,404	5/3/2022	HUS	16,790	—	16,790
BRL	229,194	USD	214,982	5/3/2022	HUS	14,212	—	14,212
BRL	250,030	USD	250,044	5/3/2022	HUS	—	(14)	(14)
BRL	250,030	USD	233,914	5/3/2022	HUS	16,116	—	16,116
BRL	250,030	USD	234,377	5/3/2022	HUS	15,653	—	15,653
BRL	270,866	USD	249,880	5/3/2022	HUS	20,986	—	20,986
BRL	270,866	USD	271,592	5/3/2022	HUS	—	(726)	(726)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

Forward Foreign Currency Contracts Open on March 31, 2022 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	270,866	USD	251,797	5/3/2022	HUS	$19,069	$—	$19,069
BRL	270,866	USD	251,036	5/3/2022	HUS	19,830	—	19,830
BRL	270,866	USD	252,428	5/3/2022	HUS	18,438	—	18,438
BRL	291,702	USD	291,981	5/3/2022	HUS	—	(279)	(279)
BRL	291,702	USD	270,875	5/3/2022	HUS	20,827	—	20,827
BRL	291,702	USD	271,193	5/3/2022	HUS	20,509	—	20,509
BRL	291,702	USD	291,609	5/3/2022	HUS	93	—	93
BRL	312,538	USD	289,662	5/3/2022	HUS	22,876	—	22,876
BRL	312,538	USD	291,247	5/3/2022	HUS	21,291	—	21,291
BRL	312,538	USD	291,195	5/3/2022	HUS	21,343	—	21,343
BRL	312,538	USD	292,387	5/3/2022	HUS	20,151	—	20,151
BRL	333,373	USD	307,237	5/3/2022	HUS	26,136	—	26,136
BRL	333,373	USD	307,343	5/3/2022	HUS	26,030	—	26,030
BRL	333,373	USD	333,758	5/3/2022	HUS	—	(385)	(385)
BRL	333,373	USD	333,608	5/3/2022	HUS	—	(235)	(235)
BRL	354,209	USD	326,465	5/3/2022	HUS	27,744	—	27,744
BRL	354,209	USD	354,403	5/3/2022	HUS	—	(194)	(194)
BRL	354,209	USD	329,852	5/3/2022	HUS	24,357	—	24,357
BRL	375,045	USD	345,731	5/3/2022	HUS	29,314	—	29,314
BRL	375,045	USD	375,465	5/3/2022	HUS	—	(420)	(420)
BRL	375,045	USD	346,014	5/3/2022	HUS	29,031	—	29,031
BRL	375,045	USD	350,898	5/3/2022	HUS	24,147	—	24,147
BRL	375,045	USD	351,757	5/3/2022	HUS	23,288	—	23,288
BRL	375,045	USD	351,520	5/3/2022	HUS	23,525	—	23,525
BRL	375,045	USD	375,449	5/3/2022	HUS	—	(404)	(404)
BRL	395,881	USD	396,274	5/3/2022	HUS	—	(393)	(393)
BRL	395,881	USD	370,420	5/3/2022	HUS	25,461	—	25,461
BRL	416,717	USD	417,753	5/3/2022	HUS	—	(1,036)	(1,036)
BRL	416,717	USD	417,167	5/3/2022	HUS	—	(450)	(450)
BRL	416,717	USD	416,456	5/3/2022	HUS	261	—	261
BRL	416,717	USD	416,671	5/3/2022	HUS	46	—	46
BRL	437,553	USD	437,943	5/3/2022	HUS	—	(390)	(390)
BRL	437,553	USD	407,704	5/3/2022	HUS	29,849	—	29,849
BRL	458,388	USD	458,505	5/3/2022	HUS	—	(117)	(117)
BRL	479,224	USD	480,354	5/3/2022	HUS	—	(1,130)	(1,130)
BRL	479,224	USD	479,890	5/3/2022	HUS	—	(666)	(666)
BRL	479,224	USD	479,137	5/3/2022	HUS	87	—	87
BRL	479,224	USD	479,112	5/3/2022	HUS	112	—	112
BRL	479,224	USD	479,312	5/3/2022	HUS	—	(88)	(88)
BRL	500,060	USD	501,190	5/3/2022	HUS	—	(1,130)	(1,130)
BRL	520,896	USD	520,546	5/3/2022	HUS	350	—	350
BRL	520,896	USD	488,701	5/3/2022	HUS	32,195	—	32,195
BRL	541,732	USD	509,545	5/3/2022	HUS	32,187	—	32,187
BRL	541,732	USD	508,527	5/3/2022	HUS	33,205	—	33,205
BRL	541,732	USD	513,530	5/3/2022	HUS	28,202	—	28,202
BRL	583,403	USD	584,540	5/3/2022	HUS	—	(1,137)	(1,137)
BRL	583,403	USD	547,537	5/3/2022	HUS	35,866	—	35,866
BRL	604,239	USD	569,308	5/3/2022	HUS	34,931	—	34,931
BRL	625,075	USD	592,464	5/3/2022	HUS	32,611	—	32,611
BRL	625,075	USD	592,676	5/3/2022	HUS	32,399	—	32,399
BRL	645,911	USD	606,603	5/3/2022	HUS	39,308	—	39,308
BRL	645,911	USD	607,180	5/3/2022	HUS	38,731	—	38,731
BRL	645,911	USD	608,193	5/3/2022	HUS	37,718	—	37,718
BRL	666,747	USD	621,830	5/3/2022	HUS	44,917	—	44,917
BRL	687,583	USD	645,475	5/3/2022	HUS	42,108	—	42,108
BRL	687,583	USD	647,401	5/3/2022	HUS	40,182	—	40,182
BRL	708,418	USD	665,777	5/3/2022	HUS	42,641	—	42,641

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

Forward Foreign Currency Contracts Open on March 31, 2022 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	750,090	USD	710,931	5/3/2022	HUS	$39,159	$—	$39,159
BRL	875,105	USD	816,422	5/3/2022	HUS	58,683	—	58,683
BRL	916,777	USD	881,338	5/3/2022	HUS	35,439	—	35,439
BRL	3,931,290	USD	3,705,431	5/3/2022	HUS	225,859	—	225,859
BRL	7,530,418	USD	7,138,672	5/3/2022	HUS	391,746	—	391,746
BRL	7,530,418	USD	7,163,717	5/3/2022	HUS	366,701	—	366,701
BRL	8,090,803	USD	7,733,757	5/3/2022	HUS	357,046	—	357,046
BRL	8,345,336	USD	7,963,703	5/3/2022	HUS	381,633	—	381,633
BRL	9,491,972	USD	9,175,058	5/3/2022	HUS	316,914	—	316,914
BRL	9,560,314	USD	9,212,739	5/3/2022	HUS	347,575	—	347,575
BRL	10,196,363	USD	9,708,183	5/3/2022	HUS	488,180	—	488,180
BRL	10,357,493	USD	9,967,557	5/3/2022	HUS	389,936	—	389,936
BRL	10,431,669	USD	9,949,755	5/3/2022	HUS	481,914	—	481,914
BRL	10,811,046	USD	10,190,626	5/3/2022	HUS	620,420	—	620,420
BRL	12,261,888	USD	11,826,697	5/3/2022	HUS	435,191	—	435,191
BRL	12,653,602	USD	12,063,965	5/3/2022	HUS	589,637	—	589,637
BRL	19,656,447	USD	18,527,355	5/3/2022	HUS	1,129,092	—	1,129,092
BRL	28,108,720	USD	26,404,408	5/3/2022	HUS	1,704,312	—	1,704,312
BRL	41,671,668	USD	40,144,520	5/3/2022	HUS	1,527,148	—	1,527,148
USD	3,298,776	BRL	3,312,898	5/3/2022	HUS	—	(14,122)	(14,122)
USD	1,268,935	BRL	1,270,986	5/3/2022	HUS	—	(2,051)	(2,051)
USD	1,102,765	BRL	1,104,299	5/3/2022	HUS	—	(1,534)	(1,534)
USD	974,638	BRL	979,284	5/3/2022	HUS	—	(4,646)	(4,646)
USD	953,567	BRL	958,448	5/3/2022	HUS	—	(4,881)	(4,881)
USD	852,910	BRL	854,269	5/3/2022	HUS	—	(1,359)	(1,359)
USD	540,600	BRL	541,732	5/3/2022	HUS	—	(1,132)	(1,132)
USD	208,546	BRL	208,358	5/3/2022	HUS	188	—	188
USD	208,285	BRL	208,358	5/3/2022	HUS	—	(73)	(73)
USD	164,576	BRL	166,687	5/3/2022	HUS	—	(2,111)	(2,111)
USD	166,709	BRL	166,687	5/3/2022	HUS	22	—	22
USD	143,821	BRL	145,851	5/3/2022	HUS	—	(2,030)	(2,030)
USD	144,186	BRL	145,851	5/3/2022	HUS	—	(1,665)	(1,665)
USD	143,967	BRL	145,851	5/3/2022	HUS	—	(1,884)	(1,884)
USD	123,301	BRL	125,015	5/3/2022	HUS	—	(1,714)	(1,714)
USD	123,315	BRL	125,015	5/3/2022	HUS	—	(1,700)	(1,700)
USD	123,512	BRL	125,015	5/3/2022	HUS	—	(1,503)	(1,503)
USD	123,880	BRL	125,015	5/3/2022	HUS	—	(1,135)	(1,135)
USD	123,709	BRL	125,015	5/3/2022	HUS	—	(1,306)	(1,306)
USD	125,105	BRL	125,015	5/3/2022	HUS	90	—	90
USD	102,756	BRL	104,179	5/3/2022	HUS	—	(1,423)	(1,423)
USD	103,027	BRL	104,179	5/3/2022	HUS	—	(1,152)	(1,152)
USD	103,062	BRL	104,179	5/3/2022	HUS	—	(1,117)	(1,117)
USD	103,072	BRL	104,179	5/3/2022	HUS	—	(1,107)	(1,107)
USD	103,032	BRL	104,179	5/3/2022	HUS	—	(1,147)	(1,147)
USD	104,625	BRL	104,179	5/3/2022	HUS	446	—	446
USD	104,587	BRL	104,179	5/3/2022	HUS	408	—	408
USD	104,589	BRL	104,179	5/3/2022	HUS	410	—	410
USD	82,615	BRL	83,343	5/3/2022	HUS	—	(728)	(728)
USD	82,131	BRL	83,343	5/3/2022	HUS	—	(1,212)	(1,212)
USD	82,196	BRL	83,343	5/3/2022	HUS	—	(1,147)	(1,147)
USD	82,140	BRL	83,343	5/3/2022	HUS	—	(1,203)	(1,203)
USD	82,617	BRL	83,343	5/3/2022	HUS	—	(726)	(726)
USD	82,620	BRL	83,343	5/3/2022	HUS	—	(723)	(723)
USD	82,655	BRL	83,343	5/3/2022	HUS	—	(688)	(688)
USD	82,579	BRL	83,343	5/3/2022	HUS	—	(764)	(764)
USD	83,699	BRL	83,343	5/3/2022	HUS	356	—	356
USD	83,365	BRL	83,343	5/3/2022	HUS	22	—	22

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

Forward Foreign Currency Contracts Open on March 31, 2022 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	83,654	BRL	83,343	5/3/2022	HUS	$311	$—	$311
USD	61,723	BRL	62,508	5/3/2022	HUS	—	(785)	(785)
USD	61,747	BRL	62,508	5/3/2022	HUS	—	(761)	(761)
USD	61,924	BRL	62,508	5/3/2022	HUS	—	(584)	(584)
USD	61,756	BRL	62,508	5/3/2022	HUS	—	(752)	(752)
USD	61,824	BRL	62,508	5/3/2022	HUS	—	(684)	(684)
USD	62,747	BRL	62,508	5/3/2022	HUS	239	—	239
USD	41,061	BRL	41,672	5/3/2022	HUS	—	(611)	(611)
USD	41,226	BRL	41,672	5/3/2022	HUS	—	(446)	(446)
USD	41,295	BRL	41,672	5/3/2022	HUS	—	(377)	(377)
USD	41,844	BRL	41,672	5/3/2022	HUS	172	—	172
USD	41,862	BRL	41,672	5/3/2022	HUS	190	—	190
USD	20,918	BRL	20,836	5/3/2022	HUS	82	—	82
USD	1,670,581	PHP	1,687,777	5/9/2022	HUS	—	(17,196)	(17,196)
USD	335,641	PHP	337,555	5/9/2022	HUS	—	(1,914)	(1,914)
USD	142,453	PHP	144,667	5/9/2022	HUS	—	(2,214)	(2,214)
CLP	241,095	USD	238,680	5/10/2022	HUS	2,415	—	2,415
CLP	241,095	USD	239,076	5/10/2022	HUS	2,019	—	2,019
CLP	284,148	USD	281,238	5/10/2022	HUS	2,910	—	2,910
CLP	343,345	USD	343,145	5/10/2022	HUS	200	—	200
CLP	378,864	USD	375,071	5/10/2022	HUS	3,793	—	3,793
CLP	378,864	USD	375,134	5/10/2022	HUS	3,730	—	3,730
CLP	378,864	USD	374,993	5/10/2022	HUS	3,871	—	3,871
CLP	399,912	USD	395,416	5/10/2022	HUS	4,496	—	4,496
CLP	401,825	USD	398,604	5/10/2022	HUS	3,221	—	3,221
CLP	442,007	USD	432,798	5/10/2022	HUS	9,209	—	9,209
CLP	473,579	USD	468,806	5/10/2022	HUS	4,773	—	4,773
CLP	473,579	USD	468,381	5/10/2022	HUS	5,198	—	5,198
CLP	473,579	USD	469,013	5/10/2022	HUS	4,566	—	4,566
CLP	505,151	USD	491,708	5/10/2022	HUS	13,443	—	13,443
CLP	564,892	USD	548,892	5/10/2022	HUS	16,000	—	16,000
CLP	564,892	USD	546,995	5/10/2022	HUS	17,897	—	17,897
CLP	631,439	USD	614,484	5/10/2022	HUS	16,955	—	16,955
CLP	694,583	USD	676,116	5/10/2022	HUS	18,467	—	18,467
CLP	700,074	USD	706,833	5/10/2022	HUS	—	(6,759)	(6,759)
CLP	753,190	USD	730,879	5/10/2022	HUS	22,311	—	22,311
CLP	753,190	USD	731,674	5/10/2022	HUS	21,516	—	21,516
CLP	789,299	USD	794,215	5/10/2022	HUS	—	(4,916)	(4,916)
CLP	805,085	USD	784,604	5/10/2022	HUS	20,481	—	20,481
CLP	820,871	USD	799,321	5/10/2022	HUS	21,550	—	21,550
CLP	884,015	USD	860,892	5/10/2022	HUS	23,123	—	23,123
CLP	939,266	USD	915,105	5/10/2022	HUS	24,161	—	24,161
CLP	947,159	USD	923,085	5/10/2022	HUS	24,074	—	24,074
CLP	980,104	USD	989,528	5/10/2022	HUS	—	(9,424)	(9,424)
CLP	1,010,303	USD	989,683	5/10/2022	HUS	20,620	—	20,620
CLP	1,010,303	USD	1,020,721	5/10/2022	HUS	—	(10,418)	(10,418)
CLP	1,014,813	USD	1,020,754	5/10/2022	HUS	—	(5,941)	(5,941)
CLP	1,105,019	USD	1,077,494	5/10/2022	HUS	27,525	—	27,525
CLP	1,105,019	USD	1,077,735	5/10/2022	HUS	27,284	—	27,284
CLP	1,136,591	USD	1,106,875	5/10/2022	HUS	29,716	—	29,716
CLP	1,196,020	USD	1,176,251	5/10/2022	HUS	19,769	—	19,769
CLP	1,199,735	USD	1,178,909	5/10/2022	HUS	20,826	—	20,826
CLP	1,258,113	USD	1,233,477	5/10/2022	HUS	24,636	—	24,636
CLP	1,262,878	USD	1,234,750	5/10/2022	HUS	28,128	—	28,128
CLP	1,262,878	USD	1,231,312	5/10/2022	HUS	31,566	—	31,566
CLP	1,276,172	USD	1,250,203	5/10/2022	HUS	25,969	—	25,969
CLP	1,278,186	USD	1,263,550	5/10/2022	HUS	14,636	—	14,636

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

Forward Foreign Currency Contracts Open on March 31, 2022 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CLP	1,326,022	USD	1,291,258	5/10/2022	HUS	$34,764	$—	$34,764
CLP	1,331,763	USD	1,311,820	5/10/2022	HUS	19,943	—	19,943
CLP	1,353,084	USD	1,359,612	5/10/2022	HUS	—	(6,528)	(6,528)
CLP	1,386,075	USD	1,408,686	5/10/2022	HUS	—	(22,611)	(22,611)
CLP	1,420,738	USD	1,405,507	5/10/2022	HUS	15,231	—	15,231
CLP	1,420,738	USD	1,405,775	5/10/2022	HUS	14,963	—	14,963
CLP	1,475,989	USD	1,439,425	5/10/2022	HUS	36,564	—	36,564
CLP	1,487,829	USD	1,486,239	5/10/2022	HUS	1,590	—	1,590
CLP	1,493,680	USD	1,487,129	5/10/2022	HUS	6,551	—	6,551
CLP	1,498,304	USD	1,463,267	5/10/2022	HUS	35,037	—	35,037
CLP	1,540,163	USD	1,555,286	5/10/2022	HUS	—	(15,123)	(15,123)
CLP	1,578,598	USD	1,543,457	5/10/2022	HUS	35,141	—	35,141
CLP	1,600,372	USD	1,593,103	5/10/2022	HUS	7,269	—	7,269
CLP	1,611,716	USD	1,638,544	5/10/2022	HUS	—	(26,828)	(26,828)
CLP	1,611,716	USD	1,639,175	5/10/2022	HUS	—	(27,459)	(27,459)
CLP	1,641,742	USD	1,609,309	5/10/2022	HUS	32,433	—	32,433
CLP	1,704,886	USD	1,676,269	5/10/2022	HUS	28,617	—	28,617
CLP	1,708,600	USD	1,681,510	5/10/2022	HUS	27,090	—	27,090
CLP	1,754,736	USD	1,719,028	5/10/2022	HUS	35,708	—	35,708
CLP	1,768,030	USD	1,713,649	5/10/2022	HUS	54,381	—	54,381
CLP	1,768,030	USD	1,713,635	5/10/2022	HUS	54,395	—	54,395
CLP	1,772,795	USD	1,738,806	5/10/2022	HUS	33,989	—	33,989
CLP	1,831,174	USD	1,830,161	5/10/2022	HUS	1,013	—	1,013
CLP	2,020,606	USD	2,043,248	5/10/2022	HUS	—	(22,642)	(22,642)
CLP	2,020,606	USD	2,043,347	5/10/2022	HUS	—	(22,741)	(22,741)
CLP	2,236,826	USD	2,211,831	5/10/2022	HUS	24,995	—	24,995
CLP	2,330,585	USD	2,296,110	5/10/2022	HUS	34,475	—	34,475
CLP	2,416,619	USD	2,361,275	5/10/2022	HUS	55,344	—	55,344
CLP	2,494,185	USD	2,427,447	5/10/2022	HUS	66,738	—	66,738
CLP	2,494,185	USD	2,425,873	5/10/2022	HUS	68,312	—	68,312
CLP	2,557,329	USD	2,493,627	5/10/2022	HUS	63,702	—	63,702
CLP	2,557,329	USD	2,495,188	5/10/2022	HUS	62,141	—	62,141
CLP	2,588,901	USD	2,527,993	5/10/2022	HUS	60,908	—	60,908
CLP	2,600,992	USD	2,535,953	5/10/2022	HUS	65,039	—	65,039
CLP	2,604,781	USD	2,522,101	5/10/2022	HUS	82,680	—	82,680
CLP	2,955,673	USD	2,883,292	5/10/2022	HUS	72,381	—	72,381
USD	34,819,720	KRW	34,712,977	5/10/2022	HUS	106,743	—	106,743
USD	24,217,862	KRW	24,241,366	5/10/2022	HUS	—	(23,504)	(23,504)
USD	2,736,470	CLP	2,904,621	5/10/2022	HUS	—	(168,151)	(168,151)
USD	1,930,415	CLP	2,052,178	5/10/2022	HUS	—	(121,763)	(121,763)
USD	1,936,087	CLP	2,052,178	5/10/2022	HUS	—	(116,091)	(116,091)
USD	1,834,533	CLP	1,943,203	5/10/2022	HUS	—	(108,670)	(108,670)
USD	1,664,920	CLP	1,704,886	5/10/2022	HUS	—	(39,966)	(39,966)
USD	1,523,179	CLP	1,610,170	5/10/2022	HUS	—	(86,991)	(86,991)
USD	1,523,918	CLP	1,610,170	5/10/2022	HUS	—	(86,252)	(86,252)
USD	1,384,681	CLP	1,466,569	5/10/2022	HUS	—	(81,888)	(81,888)
USD	1,356,484	CLP	1,389,166	5/10/2022	HUS	—	(32,682)	(32,682)
USD	1,098,998	CLP	1,164,491	5/10/2022	HUS	—	(65,493)	(65,493)
USD	1,013,832	CLP	1,074,915	5/10/2022	HUS	—	(61,083)	(61,083)
USD	913,264	CLP	947,159	5/10/2022	HUS	—	(33,895)	(33,895)
USD	846,099	CLP	895,763	5/10/2022	HUS	—	(49,664)	(49,664)
USD	792,007	CLP	820,871	5/10/2022	HUS	—	(28,864)	(28,864)
USD	790,956	CLP	820,871	5/10/2022	HUS	—	(29,915)	(29,915)
USD	677,405	CLP	716,610	5/10/2022	HUS	—	(39,205)	(39,205)
USD	487,157	CLP	505,151	5/10/2022	HUS	—	(17,994)	(17,994)
USD	243,576	CLP	252,576	5/10/2022	HUS	—	(9,000)	(9,000)
CNY	629,191	USD	627,610	5/12/2022	HUS	1,581	—	1,581

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

Forward Foreign Currency Contracts Open on March 31, 2022 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CNY	1,022,435	USD	1,020,963	5/12/2022	HUS	$1,472	$—	$1,472
CNY	1,179,732	USD	1,179,033	5/12/2022	HUS	699	—	699
CNY	1,258,381	USD	1,256,090	5/12/2022	HUS	2,291	—	2,291
CNY	2,044,869	USD	2,037,461	5/12/2022	HUS	7,408	—	7,408
CNY	46,402,806	USD	46,116,992	5/12/2022	HUS	285,814	—	285,814
USD	936,111	CNY	943,786	5/12/2022	HUS	—	(7,675)	(7,675)
USD	546,491	CNY	550,542	5/12/2022	HUS	—	(4,051)	(4,051)
USD	78,017	CNY	78,649	5/12/2022	HUS	—	(632)	(632)
PEN	7,330,197	USD	7,079,033	4/20/2022	RBS	251,164	—	251,164
USD	7,237,442	PEN	7,330,197	4/20/2022	RBS	—	(92,755)	(92,755)
PEN	7,273,196	USD	7,183,526	7/13/2022	RBS	89,670	—	89,670

						$39,228,258	$(19,072,576)	$20,155,682

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

CBK	Citibank, N.A.
HUS	HSBC Bank (USA)
RBS	Royal Bank of Scotland PLC

Currency Abbreviations:

BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
INR	Indian Rupee
KRW	South Korean Won
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
TWD	Taiwan Dollar
USD	United States Dollar

Index Abbreviations:

CAC 40	Euronet Paris - French Stock Market Index.
DAX	Deutsche Boerse AG German Stock Index.
Euronext	European New Exchange Technology.
Euro Stoxx 50	Eurozone Blue-chip Index.
FTSE 100	Financial Times Stock Exchange 100 Index.
Hang Seng	Hong Kong Stock Market Index.
KOSPI	South Korean Stock Market Index.
MSCI	Morgan Stanley Capital International.
MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East.
NASDAQ	National Association of Securities Dealers Automated Quotations.
NIKKEI 225	Nikkei Stock Average.
OMXS30	Stockholm Stock Exchange’s leading share index.
Russell 2000	U.S. Small-Cap Stock Market Index.
SAFEX	South African Futures Exchange.
S&P 500	S&P 500 Index - U.S. Equity Large-Cap Index.
S&P/TSX	Canadian Equity Market Index.
TOPIX	Tokyo Stock Exchange Tokyo Price Index.

Exchange Abbreviations:

ASX	Australian Securities Exchange.
CBOT	Chicago Board of Trade.
CME	Chicago Mercantile Exchange.
Eurex	European derivatives exchange.
FinEx	Financial Instruments Exchange.
JSE	Johannesburg Stock Exchange.
LME	London Metal Exchange.
ICE	Intercontinental Exchange.
SFE	Sydney Futures Exchange.
SGX	Singapore Stock Exchange.
TSE	Tokyo Stock Exchange.

Other Abbreviations:

Bobl	Medium term debt that is issued by the Federal Republic of Germany.

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

Bund	German Federal Government Bond.
Buxl	Long term debt that is issued by the Federal Republic of Germany.
COMEX	The Commodity Exchange Inc.
CBOT	Chicago Board of Trade.
EURIBOR	Euro Interbank Offered Rate.
GILT	Bank of England Bonds.
KCBT	The Kansas City Board of Trade.
NYBOT	New York Board of Trade.
NYMEX	New York Mercantile Exchange.
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending.
Schatz	Short-dated equivalent of the Bobl and Bund futures.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
ULSD	Ultra-low-sulfur diesel.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2022, the investments were classified as described below:

AHL Managed Futures Strategy Fund	Level 1	Level 2	Level 3	Total
Assets
Short-Term Investments	$—	$2,454,407,014	$—	$2,454,407,014

Total Investments in Securities - Assets	$—	$2,454,407,014	$—	$2,454,407,014

Financial Derivative Instruments - Assets
Futures Contracts	$134,013,256	$4,122,950	$—	$138,136,206
Forward Foreign Currency Contracts	—	39,228,258	—	39,228,258

Total Financial Derivative Instruments - Assets	$134,013,256	$43,351,208	$—	$177,364,464

Financial Derivative Instruments - Liabilities
Futures Contracts	$(29,197,398)	$—	$—	$(29,197,398)
Forward Foreign Currency Contracts	—	(19,072,576)	—	(19,072,576)

Total Financial Derivative Instruments - Liabilities	$(29,197,398)	$(19,072,576)	$—	$(48,269,974)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2022, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

		Principal Amount*	Fair Value
FOREIGN SOVEREIGN OBLIGATIONS - 10.60%
Deutsche Bundesrepublik Inflation-Linked Bond, 0.500%, Due 4/15/2030, Series I/LA B C	EUR	22,245,600	$30,452,199
French Republic Government Bond OAT,
0.700%, Due 7/25/2030, Series OATEA B D	EUR	11,038,400	15,080,499
0.100%, Due 7/25/2031, Series OATEA B D	EUR	11,034,625	14,437,450
United Kingdom Gilt Inflation-Linked, 0.125%, Due 3/22/2029, Series 3MOA B	GBP	6,690,650	10,910,169
United Kingdom Inflation-Linked Gilt, 0.125%, Due 8/10/2031, Series 3MOA B	GBP	12,984,840	22,345,665

Total Foreign Sovereign Obligations (Cost $94,648,236)			93,225,982

U.S. TREASURY OBLIGATIONS - 8.72%
U.S. Treasury Inflation-Protected Note,
0.125%, Due 4/15/2026B		$13,933,010	14,590,746
0.125%, Due 10/15/2026B		18,515,070	19,484,580
0.125%, Due 1/15/2031B		22,674,330	24,139,009
0.125%, Due 1/15/2032B		17,237,320	18,443,483

Total U.S. Treasury Obligations (Cost $78,156,540)			76,657,818

SHORT-TERM INVESTMENTS - 69.87%
U.S. Treasury Obligations - 69.87%
U.S. Treasury Bills,
0.055%, Due 4/21/2022		10,000,000	9,999,292
0.056%, Due 4/28/2022C		55,000,000	54,994,421
0.092%, Due 5/12/2022C		76,000,000	75,982,689
0.063%, Due 5/19/2022		50,000,000	49,983,666
0.114%, Due 6/9/2022C		85,000,000	84,938,418
0.243%, Due 6/23/2022		100,000,000	99,891,831
0.361%, Due 7/7/2022C		82,000,000	81,873,200
0.330%, Due 7/14/2022		50,000,000	49,911,768
0.511%, Due 7/21/2022		50,000,000	49,897,286
0.667%, Due 8/18/2022C		57,000,000	56,815,864

Total Short-Term Investments (Cost $614,561,698)			614,288,435

TOTAL INVESTMENTS - 89.19% (Cost $787,366,474)			784,172,235
OTHER ASSETS, NET OF LIABILITIES - 10.81%			95,046,502

TOTAL NET ASSETS - 100.00%			$879,218,737

Percentages are stated as a percent of net assets.

*	In U.S. Dollars unless otherwise noted.

A

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

B	Inflation-Indexed Note.
C	All or a portion represents positions held by the American Beacon Cayman TargetRisk Co., Ltd.
D

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $29,517,949 or 3.36% of net assets. The Fund has no right to demand registration of these securities.

Long Futures Contracts Open on March 31, 2022:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME e-Mini NASDAQ 100 Index Futures	77	June 2022	$21,382,148	$22,897,875	$1,515,727

See accompanying notes

American Beacon AHL TargetRisk FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

Equity Futures Contracts (Continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME e-Mini Standard & Poor’s 500 Index Futures	208	June 2022	$44,604,714	$47,119,800	$2,515,086
e-Mini S&P 500 ESG Index Futures	6	June 2022	1,125,128	1,190,880	65,752
Eurex DAX Index Futures	28	June 2022	10,924,465	11,176,552	252,087
Eurex EURO STOXX 50 Futures	432	June 2022	17,775,255	18,270,113	494,858
Euronext Amsterdam Index Futures	56	April 2022	8,597,099	8,970,482	373,383
Euronext CAC 40 Index Futures	130	April 2022	9,269,142	9,574,315	305,173
FTSE 100 Index Futures	232	June 2022	21,964,385	22,814,836	850,451
FTSE/MIB Index Futures	68	June 2022	8,763,025	9,179,705	416,680
Future on STOXX Europe 600 ESG-X	29	June 2022	515,407	537,682	22,275
HKG Hang Seng China Enterprises Index Futures	139	April 2022	6,559,808	6,672,916	113,108
HKG Hang Seng Index Futures	56	April 2022	7,772,385	7,860,289	87,904
KFE KOSPI 200 Index Futures	152	June 2022	11,143,861	11,465,368	321,507
Montreal Exchange S&P/TSX 60 Index Futures	134	June 2022	27,915,808	28,235,236	319,428
OML Stockholm OMXS30 Index Futures	476	April 2022	10,599,186	10,555,390	(43,796)
SAFEX FTSE/JSE Top 40 Index Futures	57	June 2022	2,590,122	2,686,889	96,767
SFE S&P ASX Share Price Index 200 Futures	127	June 2022	17,020,912	17,769,006	748,094
SGX FTSE China A50 Futures	471	April 2022	6,316,195	6,475,779	159,584
SGX FTSE Taiwan Index Futures	101	April 2022	6,205,628	6,237,760	32,132
SGX MSCI Singapore Index Futures	185	April 2022	4,532,933	4,570,572	37,639
SGX Nifty 50 Index Futures	39	April 2022	1,359,596	1,367,847	8,251
SGX Nikkei 225 Stock Index Futures	168	June 2022	17,860,310	19,178,413	1,318,103
TSE TOPIX (Tokyo Price Index) Futures	189	June 2022	28,434,459	30,219,197	1,784,738

			$293,231,971	$305,026,902	$11,794,931

Interest Rate Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Note Futures	871	June 2022	$110,442,998	$107,024,125	$(3,418,873)
CBOT 2 Year U.S. Treasury Note Futures	7	June 2022	1,503,542	1,483,453	(20,089)
CBOT 5 Year U.S. Treasury Note Futures	15	June 2022	1,769,903	1,720,313	(49,590)
CBOT U.S. Long Bond Futures	224	June 2022	34,746,834	33,614,000	(1,132,834)
CME Ultra Long Term U.S. Treasury Bond Futures	235	June 2022	43,348,480	41,624,375	(1,724,105)
Eurex 10 Year Euro BUND Futures	382	June 2022	70,033,078	67,047,718	(2,985,360)
Eurex 30 Year Euro BUXL Futures	40	June 2022	8,835,921	8,239,348	(596,573)
Eurex 5 Year Euro BOBL Futures	13	June 2022	1,906,748	1,853,167	(53,581)
Euro-BTP Italian Bond Futures	181	June 2022	28,738,951	27,693,978	(1,044,973)
French Government Bond Futures	184	June 2022	32,107,547	30,839,854	(1,267,693)
KFE 10 Year Treasury Bond Futures	235	June 2022	23,126,069	22,684,708	(441,361)
KFE 3 Year Treasury Bond Futures	11	June 2022	974,361	964,094	(10,267)
Long Gilt Futures	298	June 2022	48,116,269	47,457,615	(658,654)
Montreal Exchange 10 Year Canadian Bond Futures	167	June 2022	18,162,376	17,440,723	(721,653)
SFE 10 Year Australian Bond Futures	255	June 2022	25,092,995	24,184,669	(908,326)
SFE 3 Year Australian Bond Futures	7	June 2022	583,785	575,606	(8,179)
TSE Japanese 10 Year Bond Futures	59	June 2022	72,931,969	72,550,517	(381,452)

			$522,421,826	$506,998,263	$(15,423,563)

See accompanying notes

American Beacon AHL TargetRisk FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

Centrally Cleared Swap Agreements Outstanding on March 31, 2022:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Rate (%)	Payment Frequency	Expiration Date	Implied Credit Spread at 3/31/2022 (3) (%)	Curr	Notional Amount (4) (000s)	Premiums Paid (Received)	Fair Value (5)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.S37	5.00	Quarterly	12/20/2026	3.4363	USD	10,000	$(558,176)	$(649,006)	$(90,830)
CDX.NA.HY.S37	5.00	Quarterly	12/20/2026	3.4363	USD	10,000	(544,184)	(649,006)	(104,822)
CDX.NA.HY.S37	5.00	Quarterly	12/20/2026	3.4363	USD	10,000	(549,581)	(649,006)	(99,425)
CDX.NA.HY.S37	5.00	Quarterly	12/20/2026	3.4363	USD	10,000	(542,605)	(649,006)	(106,401)
CDX.NA.HY.S37	5.00	Quarterly	12/20/2026	3.4363	USD	15,000	(812,679)	(973,509)	(160,830)
CDX.NA.HY.S37	5.00	Quarterly	12/20/2026	3.4363	USD	15,000	(966,301)	(971,426)	(5,125)

							$(3,973,526)	$(4,540,959)	$(567,433)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Fixed Rate (%)	Payment Frequency	Expiration Date	Implied Credit Spread at 3/31/2022 (3) (%)	Curr	Notional Amount (4) (000s)	Premiums Paid (Received)	Fair Value (5)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.S37	5.00	Quarterly	12/20/2026	3.4363	USD	65,000	$3,439,995	$4,218,539	$778,544
CDX.NA.HY.S37	5.00	Quarterly	12/20/2026	3.4363	USD	5,000	267,565	324,503	56,938
CDX.NA.IG.S38	1.00	Quarterly	6/20/2027	0.6667	USD	120,000	1,618,473	1,975,051	356,578
iTraxx Europe S37	1.00	Quarterly	6/20/2027	0.7287	EUR	95,000	1,062,371	1,468,392	406,021
iTraxx Europe Crossover S37	5.00	Quarterly	6/20/2027	3.3807	EUR	40,000	2,579,786	3,294,015	714,229
CDX.NA.HY.S38	5.00	Quarterly	6/20/2027	3.7304	USD	10,000	472,752	568,810	96,058
iTraxx Europe Crossover S37	5.00	Quarterly	6/20/2027	3.3807	EUR	5,000	340,551	411,752	71,201
CDX.NA.HY.S38	5.00	Quarterly	6/20/2027	3.7304	USD	10,000	459,758	568,810	109,052
CDX.NA.HY.S38	5.00	Quarterly	6/20/2027	3.7304	USD	10,000	466,255	568,810	102,555
CDX.NA.HY.S38	5.00	Quarterly	6/20/2027	3.7304	USD	10,000	458,079	568,810	110,731
CDX.NA.HY.S38	5.00	Quarterly	6/20/2027	3.7304	USD	15,000	685,890	853,216	167,326
CDX.NA.IG.S38	1.00	Quarterly	6/20/2027	0.6667	USD	5,000	68,139	82,294	14,155
iTraxx Europe S37	1.00	Quarterly	6/20/2027	0.7287	EUR	5,000	73,428	76,977	3,549
CDX.NA.IG.S38	1.00	Quarterly	6/20/2027	0.6667	USD	5,000	78,550	82,016	3,466
CDX.NA.HY.S38	5.00	Quarterly	6/20/2027	3.7304	USD	5,000	281,250	283,016	1,766
CDX.NA.HY.S38	5.00	Quarterly	6/20/2027	3.7304	USD	15,000	848,250	851,132	2,882
iTraxx Europe Crossover S37	5.00	Quarterly	6/20/2027	3.3807	EUR	5,000	316,774	411,752	94,978
CDX.NA.IG.S38	1.00	Quarterly	6/20/2027	0.6667	USD	5,000	69,421	82,294	12,873
iTraxx Europe S37	1.00	Quarterly	6/20/2027	0.7287	EUR	5,000	54,186	77,284	23,098
CDX.NA.IG.S38	1.00	Quarterly	6/20/2027	0.6667	USD	5,000	68,293	82,294	14,001

							$13,709,766	$16,849,767	$3,140,001

OTC Swap Agreements Outstanding on March 31, 2022:

Total Return Swap Agreements

Pay/Receive Floating Rate	Description	Reference Entity	Counter-party	Floating Rate	Payment Frequency	Expiration Date	Reference Quantity	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Pay	1-Month USD-LIBOR	BBUXALC INDEX	JPM	0.000%	Monthly	4/4/2022	688,000	110,600,538	$8,385	$3,385,453

									$8,385	$3,385,453

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swaps agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swaps on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/ sold as of the period end. Increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Contracts Open on March 31, 2022:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
JPY	821,671	USD	828,689	4/21/2022	SSB	$—	$(7,018)	$(7,018)
CAD	1,057,716	USD	1,027,874	4/21/2022	SSB	29,842	—	29,842
HKD	1,771,670	USD	1,774,868	4/21/2022	SSB	—	(3,198)	(3,198)
JPY	2,031,973	USD	2,033,701	4/21/2022	SSB	—	(1,728)	(1,728)
GBP	2,241,908	USD	2,231,467	4/21/2022	SSB	10,441	—	10,441
EUR	2,973,888	USD	2,965,164	4/21/2022	SSB	8,724	—	8,724
EUR	4,955,494	USD	4,924,983	4/21/2022	SSB	30,511	—	30,511
EUR	7,864,875	USD	7,814,115	4/21/2022	SSB	50,760	—	50,760
USD	42,566,405	EUR	42,804,311	4/21/2022	SSB	—	(237,906)	(237,906)
USD	32,610,754	GBP	32,893,150	4/21/2022	SSB	—	(282,396)	(282,396)
USD	28,127,792	EUR	28,285,000	4/21/2022	SSB	—	(157,208)	(157,208)
USD	3,102,387	EUR	3,125,748	4/21/2022	SSB	—	(23,361)	(23,361)
USD	2,984,683	JPY	2,890,133	4/21/2022	SSB	94,550	—	94,550
USD	1,853,551	GBP	1,846,132	4/21/2022	SSB	7,419	—	7,419
USD	1,707,650	GBP	1,707,540	4/21/2022	SSB	110	—	110
USD	1,588,746	GBP	1,576,191	4/21/2022	SSB	12,555	—	12,555
USD	1,530,394	EUR	1,536,238	4/21/2022	SSB	—	(5,844)	(5,844)
USD	1,516,939	EUR	1,525,631	4/21/2022	SSB	—	(8,692)	(8,692)
USD	1,450,284	HKD	1,448,495	4/21/2022	SSB	1,789	—	1,789
USD	1,099,224	EUR	1,106,794	4/21/2022	SSB	—	(7,570)	(7,570)
USD	910,118	EUR	919,004	4/21/2022	SSB	—	(8,886)	(8,886)
USD	860,059	EUR	863,343	4/21/2022	SSB	—	(3,284)	(3,284)
USD	770,341	EUR	774,755	4/21/2022	SSB	—	(4,414)	(4,414)
USD	686,980	AUD	715,265	4/21/2022	SSB	—	(28,285)	(28,285)
USD	691,032	JPY	701,431	4/21/2022	SSB	—	(10,399)	(10,399)
USD	682,333	EUR	688,995	4/21/2022	SSB	—	(6,662)	(6,662)
USD	686,267	EUR	688,887	4/21/2022	SSB	—	(2,620)	(2,620)
USD	653,954	EUR	658,600	4/21/2022	SSB	—	(4,646)	(4,646)
USD	558,425	HKD	557,558	4/21/2022	SSB	867	—	867
USD	550,319	EUR	553,397	4/21/2022	SSB	—	(3,078)	(3,078)
USD	511,194	HKD	510,716	4/21/2022	SSB	478	—	478
USD	457,867	HKD	457,524	4/21/2022	SSB	343	—	343
USD	457,758	HKD	457,524	4/21/2022	SSB	234	—	234
USD	437,799	EUR	439,613	4/21/2022	SSB	—	(1,814)	(1,814)
USD	435,019	SGD	438,478	4/21/2022	SSB	—	(3,459)	(3,459)
USD	391,167	JPY	390,408	4/21/2022	SSB	759	—	759
USD	263,579	AUD	263,135	4/21/2022	SSB	444	—	444
USD	236,942	GBP	236,736	4/21/2022	SSB	206	—	206
USD	217,964	HKD	217,816	4/21/2022	SSB	148	—	148
USD	195,067	AUD	195,155	4/21/2022	SSB	—	(88)	(88)
USD	175,724	JPY	178,580	4/21/2022	SSB	—	(2,856)	(2,856)
USD	152,946	GBP	153,794	4/21/2022	SSB	—	(848)	(848)

See accompanying notes

American Beacon AHL TargetRisk FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

Forward Foreign Currency Contracts Open on March 31, 2022 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	131,838	EUR	132,815	4/21/2022	SSB	$—	$(977)	$(977)
USD	81,346	AUD	81,122	4/21/2022	SSB	224	—	224
USD	55,126	EUR	55,340	4/21/2022	SSB	—	(214)	(214)
USD	45,991	GBP	45,661	4/21/2022	SSB	330	—	330
USD	18,327	AUD	18,968	4/21/2022	SSB	—	(641)	(641)
USD	18,348	HKD	18,328	4/21/2022	SSB	20	—	20
USD	13,835	AUD	13,887	4/21/2022	SSB	—	(52)	(52)

						$250,754	$(818,144)	$(567,390)

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

JPM	JPMorgan Chase Bank, N.A.
SSB	State Street Bank & Trust Co.

Currency Abbreviations:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
SGD	Singapore Dollar
USD	United States Dollar

Index Abbreviations:

CAC 40	Euronet Paris - French Stock Market Index.
DAX	Deutsche Boerse AG German Stock Index.
Euronext	European New Exchange Technology.
Euro Stoxx 50	Eurozone Blue-chip Index.
FTSE 100	Financial Times Stock Exchange 100 Index.
FTSE China A50	Financial Times Stock Exchange China A50 Index.
Hang Seng	Hong Kong Stock Market Index.
KOSPI	South Korean Stock Market Index.
MSCI	Morgan Stanley Capital International.
NASDAQ	National Association of Securities Dealers Automated Quotations.
Nifty 50	National stock exchange FIFTY.
NIKKEI 225	Nikkei Stock Average.
OMXS30	Stockholm Stock Exchange’s leading share index.
SAFEX	South African Futures Exchange.
S&P 500	S&P 500 Index - U.S. Equity Large-Cap Index.
TOPIX	Tokyo Stock Exchange Tokyo Price Index.

Exchange Abbreviations:

CBOT	Chicago Board of Trade.
CME	Chicago Mercantile Exchange.
Eurex	European derivatives exchange.
JSE	Johannesburg Stock Exchange.
KFE	Korea Exchange.
SFE	Sydney Futures Exchange.
SGX	Singapore Stock Exchange.
TSE	Tokyo Stock Exchange.

Other Abbreviations:

BTP	Buoni del Tesoro Poliennali.
Bobl	Medium term debt that is issued by the Federal Republic of Germany.
Bund	German Federal Government Bond.
Buxl	Long term debt that is issued by the Federal Republic of Germany.
CDX	Credit Default Swap Index.
GILT	Bank of England Bonds.
iTraxx	Credit Default Swap Index.
LIBOR	London Interbank Offered Rate.
OAT	Obligations Assimilables du Trésor.
OTC	Over-the-Counter.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2022, the investments were classified as described below:

AHL TargetRisk Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Sovereign Obligations	$—	$93,225,982	$—	$93,225,982
U.S. Treasury Obligations	—	76,657,818	—	76,657,818
Short-Term Investments	—	614,288,435	—	614,288,435

Total Investments in Securities - Assets	$—	$784,172,235	$—	$784,172,235

Financial Derivative Instruments - Assets
Futures Contracts	$11,838,727	$—	$—	$11,838,727
Swap Contract Agreements	—	6,525,454	—	6,525,454
Forward Foreign Currency Contracts	—	250,754	—	250,754

Total Financial Derivative Instruments - Assets	$11,838,727	$6,776,208	$—	$18,614,935

Financial Derivative Instruments - Liabilities
Futures Contracts	$(15,467,359)	$—	$—	$(15,467,359)
Swap Contract Agreements	—	(567,433)	—	(567,433)
Forward Foreign Currency Contracts	—	(818,144)	—	(818,144)

Total Financial Derivative Instruments - Liabilities	$(15,467,359)	$(1,385,577)	$—	$(16,852,936)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2022, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon AHL TargetRisk Core FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS - 92.98%
U.S. Treasury Obligations - 92.98%
U.S. Treasury Bills,
0.055%, Due 4/7/2022	$900,000	$899,978
0.054%, Due 4/28/2022	1,400,000	1,399,858
0.076%, Due 5/26/2022	1,500,000	1,499,370
0.134%, Due 6/16/2022	1,450,000	1,448,733
0.221%, Due 6/23/2022	1,500,000	1,498,378
0.555%, Due 7/21/2022	1,500,000	1,496,919
0.651%, Due 8/4/2022	1,500,000	1,495,841

Total Short-Term Investments (Cost $9,742,747)		9,739,077

TOTAL INVESTMENTS - 92.98% (Cost $9,742,747)		9,739,077
OTHER ASSETS, NET OF LIABILITIES - 7.02%		735,167

TOTAL NET ASSETS - 100.00%		$10,474,244

Percentages are stated as a percent of net assets.

Long Futures Contracts Open on March 31, 2022:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME e-Mini NASDAQ 100 Index Futures	1	June 2022	$271,641	$297,375	$25,734
CME e-Mini Standard & Poor’s 500 Index Futures	3	June 2022	642,875	679,612	36,737
Eurex EURO STOXX 50 Futures	7	June 2022	288,839	296,044	7,205
Euronext Amsterdam Index Futures	1	April 2022	149,884	160,187	10,303
Euronext CAC 40 Index Futures	2	April 2022	142,468	147,297	4,829
FTSE 100 Index Futures	5	June 2022	475,180	491,699	16,519
FTSE/MIB Index Futures	1	June 2022	123,955	134,996	11,041
HKG Hang Seng China Enterprises Index Futures	2	April 2022	93,875	96,013	2,138
HKG Hang Seng Index Futures	1	April 2022	139,041	140,362	1,321
KFE KOSPI 200 Index Futures	2	June 2022	147,457	150,860	3,403
Montreal Exchange S&P/TSX 60 Index Futures	2	June 2022	420,110	421,421	1,311
OML Stockholm OMXS30 Index Futures	10	April 2022	222,962	221,752	(1,210)
SAFEX FTSE/JSE Top 40 Index Futures	1	June 2022	45,066	47,138	2,072
SFE S&P ASX Share Price Index 200 Futures	2	June 2022	269,631	279,827	10,196
SGX FTSE China A50 Futures	6	April 2022	80,506	82,494	1,988
SGX FTSE Taiwan Index Futures	1	April 2022	61,020	61,760	740
SGX MSCI Singapore Index Futures	2	April 2022	48,872	49,412	540
SGX Nikkei 225 Stock Index Futures	3	June 2022	326,249	342,472	16,223
TSE TOPIX (Tokyo Price Index) Futures	3	June 2022	447,397	479,670	32,273

			$4,397,028	$4,580,391	$183,363

Interest Rate Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Note Futures	15	June 2022	$1,899,410	$1,843,125	$(56,285)
CBOT U.S. Long Bond Futures	4	June 2022	622,469	600,250	(22,219)
CME Ultra Long Term U.S. Treasury Bond Futures	4	June 2022	732,781	708,500	(24,281)
Eurex 10 Year Euro BUND Futures	7	June 2022	1,281,756	1,228,623	(53,133)
Euro-BTP Italian Bond Futures	4	June 2022	631,547	612,022	(19,525)
French Government Bond Futures	3	June 2022	523,262	502,824	(20,438)
KFE 10 Year Treasury Bond Futures	3	June 2022	295,351	289,592	(5,759)
Long Gilt Futures	6	June 2022	968,370	955,523	(12,847)

See accompanying notes

American Beacon AHL TargetRisk Core FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

Interest Rate Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Montreal Exchange 10 Year Canadian Bond Futures	3	June 2022	$324,225	$313,306	$(10,919)
SFE 10 Year Australian Bond Futures	4	June 2022	393,906	379,367	(14,539)
TSE Japanese 10 Year Bond Futures	1	June 2022	1,237,828	1,229,670	(8,158)

			$8,910,905	$8,662,802	$(248,103)

Forward Foreign Currency Contracts Open on March 31, 2022:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	171,941	USD	170,873	4/21/2022	HUS	$1,068	$—	$1,068
USD	108,707	EUR	109,778	4/21/2022	HUS	—	(1,071)	(1,071)
USD	259,751	EUR	261,203	4/21/2022	SSB	—	(1,452)	(1,452)
USD	37,764	GBP	38,091	4/21/2022	SSB	—	(327)	(327)

						$1,068	$(2,850)	$(1,782)

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

HUS	HSBC Bank (USA)
SSB	State Street Bank & Trust Co.

Currency Abbreviations:

EUR	Euro
GBP	Pound Sterling
USD	United States Dollar

Index Abbreviations:

CAC 40	Euronet Paris - French Stock Market Index.
Euronext	European New Exchange Technology.
Euro Stoxx 50	Eurozone Blue-chip Index.
FTSE 100	Financial Times Stock Exchange 100 Index.
FTSE China A50	Financial Times Stock Exchange China A50 Index.
Hang Seng	Hong Kong Stock Market Index.
KOSPI	South Korean Stock Market Index.
MSCI	Morgan Stanley Capital International.
NASDAQ	National Association of Securities Dealers Automated Quotations.
NIKKEI 225	Nikkei Stock Average.
OMXS30	Stockholm Stock Exchange’s leading share index.
SAFEX	South African Futures Exchange.
S&P 500	S&P 500 Index - U.S. Equity Large-Cap Index.
TOPIX	Tokyo Stock Exchange Tokyo Price Index.

Exchange Abbreviations:

CME	Chicago Mercantile Exchange.
Eurex	European derivatives exchange.
JSE	Johannesburg Stock Exchange.
KFE	Korea Exchange.
SFE	Sydney Futures Exchange.
SGX	Singapore Stock Exchange.
TSE	Tokyo Stock Exchange.

Other Abbreviations:

BTP	Buoni del Tesoro Poliennali.
Bund	German Federal Government Bond.
CBOT	Chicago Board of Trade.
GILT	Bank of England Bonds.

See accompanying notes

American Beacon AHL TargetRisk Core FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2022, the investments were classified as described below:

AHL TargetRisk Core Fund	Level 1	Level 2	Level 3	Total
Assets
Short-Term Investments	$—	$9,739,077	$—	$9,739,077

Total Investments in Securities - Assets	$—	$9,739,077	$—	$9,739,077

Financial Derivative Instruments - Assets
Futures Contracts	$184,573	$—	$—	$184,573
Forward Foreign Currency Contracts	—	1,068	—	1,068

Total Financial Derivative Instruments - Assets	$184,573	$1,068	$—	$185,641

Financial Derivative Instruments - Liabilities
Futures Contracts	$(249,313)	$—	$—	$(249,313)
Forward Foreign Currency Contracts	—	(2,850)	—	(2,850)

Total Financial Derivative Instruments - Liabilities	$(249,313)	$(2,850)	$—	$(252,163)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2022, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.58%
Communication Services - 1.40%
Media - 1.40%
Nexstar Media Group, Inc., Class A	3,086	$581,649

Consumer Discretionary - 5.79%
Household Durables - 1.87%
MDC Holdings, Inc.	20,587	779,012

Leisure Products - 2.59%
Brunswick Corp.	6,559	530,557
Johnson Outdoors, Inc., Class A	7,052	548,152

		1,078,709

Specialty Retail - 1.33%
Rent-A-Center, Inc.	22,025	554,810

Total Consumer Discretionary		2,412,531

Consumer Staples - 5.14%
Food Products - 4.63%
John B Sanfilippo & Son, Inc.	4,556	380,153
Lancaster Colony Corp.	6,371	950,235
Utz Brands, Inc.A	40,584	599,831

		1,930,219

Personal Products - 0.51%
Inter Parfums, Inc.	2,393	210,704

Total Consumer Staples		2,140,923

Energy - 0.62%
Oil, Gas & Consumable Fuels - 0.62%
World Fuel Services Corp.	9,494	256,718

Financials - 12.52%
Banks - 5.75%
First Financial Bancorp	29,547	681,058
First Interstate BancSystem, Inc., Class A	19,769	726,906
Home BancShares, Inc.	43,604	985,451

		2,393,415

Capital Markets - 3.03%
Evercore, Inc., Class A	11,354	1,263,927

Insurance - 3.74%
Horace Mann Educators Corp.	14,650	612,810
Kinsale Capital Group, Inc.	4,150	946,283

		1,559,093

Total Financials		5,216,435

Health Care - 18.72%
Health Care Equipment & Supplies - 7.21%
CONMED Corp.	10,272	1,525,905
LeMaitre Vascular, Inc.	31,851	1,480,116

		3,006,021

Health Care Providers & Services - 11.51%
Chemed Corp.	2,445	1,238,515
Ensign Group, Inc.	20,333	1,830,173

See accompanying notes

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.58% (continued)
Health Care - 18.72% (continued)
Health Care Providers & Services - 11.51% (continued)
U.S. Physical Therapy, Inc.	17,348	$1,725,259

		4,793,947

Total Health Care		7,799,968

Industrials - 23.53%
Aerospace & Defense - 2.73%
BWX Technologies, Inc.	9,349	503,537
Curtiss-Wright Corp.	4,218	633,375

		1,136,912

Building Products - 4.61%
AAON, Inc.	6,677	372,109
Simpson Manufacturing Co., Inc.	4,044	440,958
UFP Industries, Inc.	14,363	1,108,249

		1,921,316

Commercial Services & Supplies - 7.86%
MSA Safety, Inc.	5,994	795,404
Ritchie Bros Auctioneers, Inc.	17,324	1,022,636
Tetra Tech, Inc.	8,822	1,455,100

		3,273,140

Machinery - 2.96%
EnPro Industries, Inc.	3,894	380,560
Federal Signal Corp.	25,293	853,639

		1,234,199

Professional Services - 5.37%
Exponent, Inc.	10,680	1,153,974
ManTech International Corp., Class A	12,551	1,081,771

		2,235,745

Total Industrials		9,801,312

Information Technology - 16.68%
Electronic Equipment, Instruments & Components - 1.66%
Littelfuse, Inc.	2,774	691,863

IT Services - 6.51%
CSG Systems International, Inc.	22,574	1,435,029
TTEC Holdings, Inc.	15,491	1,278,317

		2,713,346

Semiconductors & Semiconductor Equipment - 4.74%
Power Integrations, Inc.	12,788	1,185,192
Universal Display Corp.	4,725	788,839

		1,974,031

Software - 3.77%
Progress Software Corp.	33,318	1,568,945

Total Information Technology		6,948,185

Materials - 8.03%
Chemicals - 8.03%
Avient Corp.	25,810	1,238,880
Balchem Corp.	5,189	709,336
Scotts Miracle-Gro Co.	5,625	691,650

See accompanying notes

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.58% (continued)
Materials - 8.03% (continued)
Chemicals - 8.03% (continued)
Stepan Co.	7,123	$703,824

		3,343,690

Total Materials		3,343,690

Real Estate - 3.64%
Equity Real Estate Investment Trusts (REITs) - 3.64%
Innovative Industrial Properties, Inc.	1,765	362,531
Terreno Realty Corp.	15,585	1,154,069

		1,516,600

Total Real Estate		1,516,600

Utilities - 2.51%
Gas Utilities - 2.51%
Chesapeake Utilities Corp.	7,588	1,045,323

Total Common Stocks (Cost $32,417,931)		41,063,334

SHORT-TERM INVESTMENTS - 1.36% (Cost 566,765)
Investment Companies - 1.36%
American Beacon U.S. Government Money Market Select Fund, 0.10%B C	566,765	566,765

TOTAL INVESTMENTS - 99.94% (Cost $32,984,696)		41,630,099
OTHER ASSETS, NET OF LIABILITIES - 0.06%		23,329

TOTAL NET ASSETS - 100.00%		$41,653,428

Percentages are stated as a percent of net assets.

A	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at March 31, 2022.
B	The Fund is affiliated by having the same investment advisor.
C	7-day yield.

Long Futures Contracts Open on March 31, 2022:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME e-Mini Russell 2000 Index Futures	6	June 2022	$592,112	$619,920	$27,808

			$592,112	$619,920	$27,808

Index Abbreviations:

CME	Chicago Mercantile Exchange.

See accompanying notes

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2022, the investments were classified as described below:

Bahl & Gaynor Small Cap Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$41,063,334	$—	$—	$41,063,334
Short-Term Investments	566,765	—	—	566,765

Total Investments in Securities - Assets	$41,630,099	$—	$—	$41,630,099

Financial Derivative Instruments - Assets
Futures Contracts	$27,808	$—	$—	$27,808

Total Financial Derivative Instruments - Assets	$27,808	$—	$—	$27,808

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2022, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.04%
Communication Services - 4.64%
Diversified Telecommunication Services - 0.84%
Lumen Technologies, Inc.A	153,500	$1,729,945

Entertainment - 2.32%
Live Nation Entertainment, Inc.B	17,700	2,082,228
Netflix, Inc.B	7,200	2,697,048

		4,779,276

Interactive Media & Services - 0.48%
Pinterest, Inc., Class AB	40,000	984,400

Media - 1.00%
Discovery, Inc., Class AB	83,300	2,075,836

Total Communication Services		9,569,457

Consumer Discretionary - 15.13%
Hotels, Restaurants & Leisure - 1.97%
Expedia Group, Inc.B	6,700	1,310,989
Marriott International, Inc., Class AB	15,600	2,741,700

		4,052,689

Internet & Direct Marketing Retail - 4.93%
Amazon.com, Inc.B	2,600	8,475,870
Etsy, Inc.B	13,600	1,690,208

		10,166,078

Multiline Retail - 1.23%
Target Corp.	12,000	2,546,640

Specialty Retail - 4.78%
AutoZone, Inc.B	1,100	2,249,038
Lowe’s Cos., Inc.	11,500	2,325,185
TJX Cos., Inc.	33,600	2,035,488
Williams-Sonoma, Inc.	22,400	3,248,000

		9,857,711

Textiles, Apparel & Luxury Goods - 2.22%
Lululemon Athletica, Inc.B	6,300	2,300,949
NIKE, Inc., Class B	17,000	2,287,520

		4,588,469

Total Consumer Discretionary		31,211,587

Consumer Staples - 7.36%
Food & Staples Retailing - 2.98%
Albertsons Cos., Inc., Class A	84,500	2,809,625
Costco Wholesale Corp.	5,800	3,339,930

		6,149,555

Food Products - 3.26%
Hershey Co.	10,000	2,166,300
Kellogg Co.	70,700	4,559,443

		6,725,743

Household Products - 1.12%
Colgate-Palmolive Co.	30,500	2,312,815

Total Consumer Staples		15,188,113

See accompanying notes

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.04% (continued)
Energy - 2.91%
Oil, Gas & Consumable Fuels - 2.91%
Cheniere Energy, Inc.	21,200	$2,939,380
Continental Resources, Inc.A	50,100	3,072,633

		6,012,013

Total Energy		6,012,013

Financials - 5.90%
Banks - 0.90%
Citizens Financial Group, Inc.	41,200	1,867,596

Capital Markets - 1.01%
FactSet Research Systems, Inc.	4,800	2,083,920

Consumer Finance - 1.91%
Discover Financial Services	19,700	2,170,743
Synchrony Financial	50,600	1,761,386

		3,932,129

Insurance - 2.08%
Allstate Corp.	17,000	2,354,670
Arch Capital Group Ltd.B	40,000	1,936,800

		4,291,470

Total Financials		12,175,115

Health Care - 11.01%
Biotechnology - 2.05%
Alnylam Pharmaceuticals, Inc.B	14,100	2,302,389
Biogen, Inc.B	9,200	1,937,520

		4,239,909

Health Care Equipment & Supplies - 3.62%
Hologic, Inc.B	35,900	2,757,838
IDEXX Laboratories, Inc.B	8,600	4,704,716

		7,462,554

Life Sciences Tools & Services - 4.20%
Agilent Technologies, Inc.	16,000	2,117,280
Thermo Fisher Scientific, Inc.	4,500	2,657,925
Waters Corp.B	12,500	3,879,875

		8,655,080

Pharmaceuticals - 1.14%
Bristol-Myers Squibb Co.	32,300	2,358,869

Total Health Care		22,716,412

Industrials - 1.90%
Professional Services - 1.13%
Robert Half International, Inc.	20,400	2,329,272

Trading Companies & Distributors - 0.77%
SiteOne Landscape Supply, Inc.B	9,800	1,584,562

Total Industrials		3,913,834

Information Technology - 43.43%
IT Services - 2.67%
Block, Inc.B	5,000	678,000
Cloudflare, Inc., Class AB	8,300	993,510

See accompanying notes

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.04% (continued)
Information Technology - 43.43% (continued)
IT Services - 2.67% (continued)
Mastercard, Inc., Class A	7,600	$2,716,088
MongoDB, Inc.B	2,500	1,108,975

		5,496,573

Semiconductors & Semiconductor Equipment - 16.25%
Advanced Micro Devices, Inc.B	53,700	5,871,558
Applied Materials, Inc.	31,500	4,151,700
Lam Research Corp.	7,000	3,763,270
NVIDIA Corp.	43,600	11,896,696
QUALCOMM, Inc.	16,100	2,460,402
Teradyne, Inc.	17,000	2,009,910
Texas Instruments, Inc.	18,300	3,357,684

		33,511,220

Software - 15.53%
Atlassian Corp. PLC, Class AB	4,000	1,175,320
Datadog, Inc., Class AB	12,000	1,817,640
Fair Isaac Corp.B	4,700	2,192,362
Fortinet, Inc.B	16,600	5,672,884
HubSpot, Inc.B	7,400	3,514,556
Intuit, Inc.	3,600	1,731,024
Microsoft Corp.	33,700	10,390,047
Palo Alto Networks, Inc.A B	6,300	3,921,813
Zendesk, Inc.B	13,500	1,623,915

		32,039,561

Technology Hardware, Storage & Peripherals - 8.98%
Apple, Inc.	78,400	13,689,424
HP, Inc.	77,400	2,809,620
NetApp, Inc.	24,500	2,033,500

		18,532,544

Total Information Technology		89,579,898

Materials - 4.61%
Chemicals - 3.09%
Dow, Inc.	41,200	2,625,264
LyondellBasell Industries NV, Class A	18,700	1,922,734
Olin Corp.	35,000	1,829,800

		6,377,798

Metals & Mining - 1.52%
Steel Dynamics, Inc.	37,600	3,136,968

Total Materials		9,514,766

Real Estate - 1.15%
Equity Real Estate Investment Trusts (REITs) - 1.15%
Extra Space Storage, Inc.	11,500	2,364,400

Total Common Stocks (Cost $151,225,511)		202,245,595

SHORT-TERM INVESTMENTS - 2.54% (Cost $5,235,875)
Investment Companies - 2.54%
American Beacon U.S. Government Money Market Select Fund, 0.10%C D	5,235,875	5,235,875

See accompanying notes

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

Fair Value
TOTAL INVESTMENTS - 100.58% (Cost $156,461,386)	$207,481,470
LIABILITIES, NET OF OTHER ASSETS - (0.58%)	(1,195,035)

TOTAL NET ASSETS - 100.00%	$206,286,435

Percentages are stated as a percent of net assets.

A	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at March 31, 2022.
B	Non-income producing security.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

PLC - Public Limited Company.

Long Futures Contracts Open on March 31, 2022:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME e-Mini Standard & Poor’s 500 Index Futures	22	June 2022	$4,788,987	$4,983,825	$194,838

			$4,788,987	$4,983,825	$194,838

Index Abbreviations:

CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2022, the investments were classified as described below:

Bridgeway Large Cap Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$202,245,595	$—	$—	$202,245,595
Short-Term Investments	5,235,875	—	—	5,235,875

Total Investments in Securities - Assets	$207,481,470	$—	$—	$207,481,470

Financial Derivative Instruments - Assets
Futures Contracts	$194,838	$—	$—	$194,838

Total Financial Derivative Instruments - Assets	$194,838	$—	$—	$194,838

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2022, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.46%
Communication Services - 6.39%
Diversified Telecommunication Services - 3.61%
AT&T, Inc.	343,600	$8,119,268
Lumen Technologies, Inc.A	657,300	7,407,771
Verizon Communications, Inc.	200,000	10,188,000

		25,715,039

Media - 2.78%
Discovery, Inc., Class AB	235,800	5,876,136
Fox Corp., Class A	167,100	6,592,095
Sirius XM Holdings, Inc.A	1,107,100	7,329,002

		19,797,233

Total Communication Services		45,512,272

Consumer Discretionary - 6.88%
Hotels, Restaurants & Leisure - 1.14%
McDonald’s Corp.	32,900	8,135,512

Household Durables - 1.59%
PulteGroup, Inc.	145,600	6,100,640
Whirlpool Corp.	30,400	5,252,512

		11,353,152

Internet & Direct Marketing Retail - 0.49%
eBay, Inc.	13,100	750,106
Wayfair, Inc., Class AA B	24,500	2,714,110

		3,464,216

Multiline Retail - 1.00%
Target Corp.	33,500	7,109,370

Specialty Retail - 2.66%
AutoZone, Inc.B	1,900	3,884,702
Best Buy Co., Inc.	94,800	8,617,320
Williams-Sonoma, Inc.	44,600	6,467,000

		18,969,022

Total Consumer Discretionary		49,031,272

Consumer Staples - 9.27%
Food & Staples Retailing - 1.05%
Costco Wholesale Corp.	13,000	7,486,050

Food Products - 4.15%
Hershey Co.	29,100	6,303,933
Hormel Foods Corp.	164,300	8,468,022
JM Smucker Co.	55,266	7,483,569
Kellogg Co.	114,000	7,351,860

		29,607,384

Household Products - 3.71%
Colgate-Palmolive Co.	105,900	8,030,397
Kimberly-Clark Corp.	64,200	7,906,872
Procter & Gamble Co.	68,600	10,482,080

		26,419,349

Personal Products - 0.36%
Estee Lauder Cos., Inc., Class A	9,400	2,559,808

Total Consumer Staples		66,072,591

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.46% (contitued)
Energy - 5.62%
Oil, Gas & Consumable Fuels - 5.62%
APA Corp.	80,300	$3,318,799
ConocoPhillips	31,700	3,170,000
Continental Resources, Inc.	149,000	9,138,170
EOG Resources, Inc.	63,100	7,523,413
Exxon Mobil Corp.	152,000	12,553,680
Marathon Petroleum Corp.	51,000	4,360,500

		40,064,562

Total Energy		40,064,562

Financials - 22.42%
Banks - 6.20%
Bank of America Corp.	245,700	10,127,754
Citigroup, Inc.	140,700	7,513,380
Huntington Bancshares, Inc.	520,600	7,611,172
KeyCorp	275,500	6,165,690
Regions Financial Corp.	358,200	7,973,532
Wells Fargo & Co.	97,900	4,744,234

		44,135,762

Capital Markets - 3.82%
Ameriprise Financial, Inc.	30,100	9,040,836
Bank of New York Mellon Corp.	205,200	10,184,076
Charles Schwab Corp.	95,100	8,017,881

		27,242,793

Consumer Finance - 2.70%
Ally Financial, Inc.	173,700	7,552,476
Capital One Financial Corp.	49,700	6,525,113
Synchrony Financial	148,600	5,172,766

		19,250,355

Insurance - 9.70%
Aflac, Inc.	122,500	7,887,775
Allstate Corp.	67,345	9,327,956
American Financial Group, Inc.	54,300	7,907,166
American International Group, Inc.	90,400	5,674,408
Fidelity National Financial, Inc.	164,700	8,043,948
MetLife, Inc.	164,000	11,525,920
Prudential Financial, Inc.	69,400	8,200,998
Travelers Cos., Inc.	57,800	10,561,794

		69,129,965

Total Financials		159,758,875

Health Care - 14.59%
Biotechnology - 2.07%
Amgen, Inc.	37,600	9,092,432
Biogen, Inc.B	10,400	2,190,240
Regeneron Pharmaceuticals, Inc.B	5,000	3,492,100

		14,774,772

Health Care Equipment & Supplies - 2.16%
Becton Dickinson & Co.	34,800	9,256,800

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.46% (continued)
Health Care - 14.59% (continued)
Health Care Equipment & Supplies - 2.16% (continued)
Cooper Cos., Inc.	14,700	$6,138,573

		15,395,373

Health Care Providers & Services - 4.87%
Cigna Corp.	38,500	9,224,985
HCA Healthcare, Inc.	16,200	4,060,044
McKesson Corp.	45,500	13,928,915
Quest Diagnostics, Inc.	54,500	7,458,870

		34,672,814

Life Sciences Tools & Services - 3.55%
Agilent Technologies, Inc.	53,700	7,106,121
Mettler-Toledo International, Inc.B	2,400	3,295,656
Waters Corp.B	48,100	14,929,759

		25,331,536

Pharmaceuticals - 1.94%
Bristol-Myers Squibb Co.	139,000	10,151,170
Pfizer, Inc.	71,000	3,675,670

		13,826,840

Total Health Care		104,001,335

Industrials - 13.49%
Aerospace & Defense - 2.81%
L3Harris Technologies, Inc.	46,300	11,504,161
Northrop Grumman Corp.	19,100	8,541,902

		20,046,063

Building Products - 4.16%
Johnson Controls International PLC	254,000	16,654,780
Masco Corp.	122,400	6,242,400
Owens Corning	73,800	6,752,700

		29,649,880

Commercial Services & Supplies - 0.82%
Rollins, Inc.	166,850	5,848,093

Machinery - 2.13%
Cummins, Inc.	47,500	9,742,725
Pentair PLC	100,000	5,421,000

		15,163,725

Professional Services - 1.09%
Robert Half International, Inc.	68,000	7,764,240

Road & Rail - 1.24%
Norfolk Southern Corp.	31,100	8,870,342

Trading Companies & Distributors - 1.24%
Fastenal Co.	148,200	8,803,080

Total Industrials		96,145,423

Information Technology - 10.45%
Communications Equipment - 0.64%
Ubiquiti, Inc.A	15,600	4,542,096

IT Services - 1.37%
Paychex, Inc.	71,600	9,771,252

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.46% (continued)
Information Technology - 10.45% (continued)
Semiconductors & Semiconductor Equipment - 4.02%
Analog Devices, Inc.	41,300	$6,821,934
Intel Corp.	154,600	7,661,976
Texas Instruments, Inc.	77,400	14,201,352

		28,685,262

Software - 1.55%
Oracle Corp.	133,300	11,027,909

Technology Hardware, Storage & Peripherals - 2.87%
HP, Inc.	377,600	13,706,880
NetApp, Inc.	81,600	6,772,800

		20,479,680

Total Information Technology		74,506,199

Materials - 3.29%
Chemicals - 2.10%
DuPont de Nemours, Inc.	102,100	7,512,518
LyondellBasell Industries NV, Class A	72,000	7,403,040

		14,915,558

Metals & Mining - 1.19%
Steel Dynamics, Inc.	101,800	8,493,174

Total Materials		23,408,732

Real Estate - 2.25%
Equity Real Estate Investment Trusts (REITs) - 2.25%
American Homes 4 Rent, Class A	178,700	7,153,361
Extra Space Storage, Inc.	15,300	3,145,680
Realty Income Corp.	83,000	5,751,900

		16,050,941

Total Real Estate		16,050,941

Utilities - 1.81%
Multi-Utilities - 1.81%
CenterPoint Energy, Inc.	238,000	7,292,320
Consolidated Edison, Inc.	59,000	5,586,120

		12,878,440

Total Utilities		12,878,440

Total Common Stocks (Cost $599,794,266)		687,430,642

SHORT-TERM INVESTMENTS - 3.11% (Cost $22,190,835)
Investment Companies - 3.11%
American Beacon U.S. Government Money Market Select Fund, 0.10%C D	22,190,835	22,190,835

SECURITIES LENDING COLLATERAL - 0.17% (Cost $1,248,184)
Investment Companies - 0.17%
American Beacon U.S. Government Money Market Select Fund, 0.10%C D	1,248,184	1,248,184

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

Fair Value
TOTAL INVESTMENTS - 99.74% (Cost $623,233,285)	$710,869,661
OTHER ASSETS, NET OF LIABILITIES - 0.26%	1,821,083

TOTAL NET ASSETS - 100.00%	$712,690,744

Percentages are stated as a percent of net assets.

A	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at March 31, 2022.
B	Non-income producing security.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

PLC - Public Limited Company.

Long Futures Contracts Open on March 31, 2022:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME e-Mini Standard & Poor’s 500 Index Futures	95	June 2022	$21,281,546	$21,521,063	$239,517

			$21,281,546	$21,521,063	$239,517

Index Abbreviation:

CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2022, the investments were classified as described below:

Bridgeway Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$687,430,642	$—	$—	$687,430,642
Short-Term Investments	22,190,835	—	—	22,190,835
Securities Lending Collateral	1,248,184	—	—	1,248,184

Total Investments in Securities - Assets	$710,869,661	$—	$—	$710,869,661

Financial Derivative Instruments - Assets
Futures Contracts	$239,517	$—	$—	$239,517

Total Financial Derivative Instruments - Assets	$239,517	$—	$—	$239,517

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2022, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.41%
Communication Services - 8.43%
Entertainment - 6.46%
Electronic Arts, Inc.	75,466	$9,547,204
Live Nation Entertainment, Inc.A	99,572	11,713,650
Spotify Technology SAA	35,168	5,311,071
Take-Two Interactive Software, Inc.A B	70,791	10,883,408
Warner Music Group Corp., Class A	183,629	6,950,358

		44,405,691

Interactive Media & Services - 1.97%
Match Group, Inc.A	76,179	8,283,704
ZoomInfo Technologies, Inc.A	88,459	5,284,541

		13,568,245

Total Communication Services		57,973,936

Consumer Discretionary - 12.47%
Distributors - 0.96%
Pool Corp.	15,659	6,621,408

Diversified Consumer Services - 0.97%
Bright Horizons Family Solutions, Inc.A	50,255	6,668,336

Hotels, Restaurants & Leisure - 1.98%
Domino’s Pizza, Inc.	17,517	7,129,594
Wingstop, Inc.	55,061	6,461,408

		13,591,002

Household Durables - 0.81%
Garmin Ltd.	46,849	5,556,760

Internet & Direct Marketing Retail - 0.44%
Farfetch Ltd., Class AA	202,549	3,062,541

Multiline Retail - 1.37%
Dollar Tree, Inc.A	59,058	9,458,139

Specialty Retail - 4.26%
Burlington Stores, Inc.A	34,890	6,355,911
Five Below, Inc.A	28,998	4,592,413
Floor & Decor Holdings, Inc., Class AA	36,968	2,994,408
Ross Stores, Inc.	70,482	6,375,802
Ulta Beauty, Inc.A	22,590	8,995,790

		29,314,324

Textiles, Apparel & Luxury Goods - 1.68%
Lululemon Athletica, Inc.A	18,098	6,609,932
Ralph Lauren Corp.	43,515	4,936,342

		11,546,274

Total Consumer Discretionary		85,818,784

Consumer Staples - 1.90%
Beverages - 1.90%
Brown-Forman Corp., Class B	92,927	6,227,968
Monster Beverage Corp.A	85,738	6,850,466

		13,078,434

Total Consumer Staples		13,078,434

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.41% (continued)
Energy - 2.81%
Energy Equipment & Services - 0.55%
Baker Hughes Co.	103,858	$3,781,470

Oil, Gas & Consumable Fuels - 2.26%
Coterra Energy, Inc.	252,832	6,818,879
Pioneer Natural Resources Co.	34,913	8,729,297

		15,548,176

Total Energy		19,329,646

Financials - 7.14%
Banks - 2.90%
Signature Bank	30,547	8,965,239
SVB Financial GroupA	19,637	10,985,920

		19,951,159

Capital Markets - 3.00%
MarketAxess Holdings, Inc.	26,698	9,082,659
Tradeweb Markets, Inc., Class A	131,149	11,524,063

		20,606,722

Consumer Finance - 0.53%
PROG Holdings, Inc.A	127,842	3,678,014

Insurance - 0.71%
Ryan Specialty Group Holdings, Inc., Class AA	126,822	4,919,426

Total Financials		49,155,321

Health Care - 19.79%
Biotechnology - 1.31%
Exelixis, Inc.A	396,858	8,996,771

Health Care Equipment & Supplies - 9.89%
ABIOMED, Inc.A	15,916	5,272,016
Align Technology, Inc.A	13,476	5,875,536
Dexcom, Inc.A	23,357	11,949,441
Hologic, Inc.A	93,183	7,158,318
IDEXX Laboratories, Inc.A	22,074	12,075,802
Insulet Corp.A	21,179	5,641,874
Intuitive Surgical, Inc.A	7,960	2,401,373
ResMed, Inc.	47,872	11,609,439
Tandem Diabetes Care, Inc.A	51,982	6,044,987

		68,028,786

Health Care Providers & Services - 1.68%
Acadia Healthcare Co., Inc.A	90,618	5,938,197
Henry Schein, Inc.A	64,951	5,663,078

		11,601,275

Health Care Technology - 0.90%
Veeva Systems, Inc., Class AA	29,136	6,190,235

Life Sciences Tools & Services - 5.35%
Azenta, Inc.	46,211	3,829,968
Bio-Techne Corp.	20,278	8,781,185
ICON PLCA	60,703	14,764,184
Illumina, Inc.A	15,274	5,336,735

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.41% (continued)
Health Care - 19.79% (continued)
Life Sciences Tools & Services - 5.35% (continued)
Repligen Corp.A	21,821	$4,104,312

		36,816,384

Pharmaceuticals - 0.66%
Pacira BioSciences, Inc.A	59,310	4,526,539

Total Health Care		136,159,990

Industrials - 10.96%
Aerospace & Defense - 1.59%
Axon Enterprise, Inc.A	31,448	4,331,333
HEICO Corp., Class A	52,111	6,609,238

		10,940,571

Commercial Services & Supplies - 1.75%
Copart, Inc.A	95,741	12,012,623

Electrical Equipment - 1.10%
Rockwell Automation, Inc.	26,953	7,547,649

Industrial Conglomerates - 0.92%
Roper Technologies, Inc.	13,349	6,303,798

Machinery - 1.03%
Kornit Digital Ltd.A	27,087	2,239,824
RBC Bearings, Inc.A	25,148	4,875,694

		7,115,518

Professional Services - 2.52%
CoStar Group, Inc.A	94,625	6,302,971
Verisk Analytics, Inc.	51,553	11,064,821

		17,367,792

Road & Rail - 1.10%
JB Hunt Transport Services, Inc.	37,606	7,550,909

Trading Companies & Distributors - 0.95%
Fastenal Co.	110,126	6,541,484

Total Industrials		75,380,344

Information Technology - 32.91%
Communications Equipment - 0.91%
Ciena Corp.A	103,321	6,264,352

Electronic Equipment, Instruments & Components - 3.12%
Cognex Corp.	101,371	7,820,773
Keysight Technologies, Inc.A	49,669	7,846,212
National Instruments Corp.	142,989	5,803,923

		21,470,908

IT Services - 2.47%
Globant SAA	22,682	5,944,272
Toast, Inc., Class AA	171,694	3,730,911
WEX, Inc.A	40,947	7,306,992

		16,982,175

Semiconductors & Semiconductor Equipment - 4.10%
KLA Corp.	13,478	4,933,757
Microchip Technology, Inc.	155,421	11,678,334
NXP Semiconductors NV	38,513	7,127,986

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.41% (continued)
Information Technology - 32.91% (continued)
Semiconductors & Semiconductor Equipment - 4.10% (continued)
Teradyne, Inc.	37,983	$4,490,730

		28,230,807

Software - 22.31%
ANSYS, Inc.A	18,354	5,830,148
Aspen Technology, Inc.A	36,836	6,091,569
Autodesk, Inc.A	38,759	8,307,992
Cadence Design Systems, Inc.A	101,000	16,610,460
Coupa Software, Inc.A	22,337	2,270,109
Crowdstrike Holdings, Inc., Class AA	8,214	1,865,235
DocuSign, Inc.A	30,090	3,223,241
Dropbox, Inc., Class AA	180,224	4,190,208
Envestnet, Inc.A	91,770	6,831,359
Five9, Inc.A	60,143	6,639,787
Fortinet, Inc.A	40,170	13,727,696
Guidewire Software, Inc.A	62,763	5,938,635
Mandiant, Inc.A	237,297	5,294,096
Manhattan Associates, Inc.A	56,347	7,815,892
Nice Ltd., ADRA B	25,063	5,488,797
Palo Alto Networks, Inc.A B	24,770	15,419,573
PTC, Inc.A	54,960	5,920,291
Rapid7, Inc.A	38,448	4,276,955
RingCentral, Inc., Class AA	26,571	3,114,387
Splunk, Inc.A	44,318	6,586,098
Tyler Technologies, Inc.A	19,637	8,736,305
UiPath, Inc., Class AA	196,708	4,246,926
Unity Software, Inc.A	50,989	5,058,619

		153,484,378

Total Information Technology		226,432,620

Total Common Stocks (Cost $512,605,196)		663,329,075

SHORT-TERM INVESTMENTS - 3.64% (Cost $25,014,401)
Investment Companies - 3.64%
American Beacon U.S. Government Money Market Select Fund, 0.10%C D	25,014,401	25,014,401

TOTAL INVESTMENTS - 100.05% (Cost $537,619,597)		688,343,476
LIABILITIES, NET OF OTHER ASSETS - (0.05%)		(349,447)

TOTAL NET ASSETS - 100.00%		$687,994,029

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at March 31, 2022.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2022, the investments were classified as described below:

Stephens Mid-Cap Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$663,329,075	$—	$—	$663,329,075
Short-Term Investments	25,014,401	—	—	25,014,401

Total Investments in Securities - Assets	$688,343,476	$—	$—	$688,343,476

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2022, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.64%
Consumer Discretionary - 9.12%
Auto Components - 0.55%
Fox Factory Holding Corp.A	22,272	$2,181,542

Diversified Consumer Services - 1.13%
Bright Horizons Family Solutions, Inc.A	33,591	4,457,190

Hotels, Restaurants & Leisure - 3.13%
NEOGAMES SAA	44,751	690,508
Papa John’s International, Inc.	59,525	6,266,792
Wingstop, Inc.	45,680	5,360,548

		12,317,848

Household Durables - 0.28%
Traeger, Inc.A B	145,935	1,085,756

Internet & Direct Marketing Retail - 1.79%
aka Brands Holding Corp.A	415,102	1,834,751
Revolve Group, Inc.A	96,971	5,206,373

		7,041,124

Specialty Retail - 2.24%
Floor & Decor Holdings, Inc., Class AA	36,597	2,964,357
Leslie’s, Inc.A B	235,305	4,555,505
Sportsman’s Warehouse Holdings, Inc.A	121,055	1,294,078

		8,813,940

Total Consumer Discretionary		35,897,400

Consumer Staples - 6.32%
Beverages - 2.56%
Celsius Holdings, Inc.A B	34,421	1,899,351
MGP Ingredients, Inc.B	95,508	8,174,529

		10,073,880

Food & Staples Retailing - 1.41%
Chefs’ Warehouse, Inc.A	170,283	5,551,226

Food Products - 1.53%
Limoneira Co.	143,128	2,101,119
Mission Produce, Inc.A	309,330	3,913,025

		6,014,144

Personal Products - 0.82%
BellRing Brands, Inc.A	139,772	3,225,938

Total Consumer Staples		24,865,188

Energy - 3.38%
Energy Equipment & Services - 0.68%
Cactus, Inc., Class A	47,297	2,683,632

Oil, Gas & Consumable Fuels - 2.70%
Magnolia Oil & Gas Corp., Class A	170,606	4,034,832
Viper Energy Partners LP	222,250	6,571,932

		10,606,764

Total Energy		13,290,396

Financials - 9.05%
Banks - 1.58%
Silvergate Capital Corp., Class AA	41,285	6,216,282

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.64% (continued)
Financials - 9.05% (continued)
Capital Markets - 1.84%
MarketAxess Holdings, Inc.	6,955	$2,366,091
Open Lending Corp., Class AA	97,625	1,846,089
Piper Sandler Cos.	22,972	3,015,075

		7,227,255

Consumer Finance - 3.61%
Encore Capital Group, Inc.A	28,581	1,792,886
FirstCash Holdings, Inc.	48,490	3,410,787
PRA Group, Inc.A	114,876	5,178,610
PROG Holdings, Inc.A	132,376	3,808,457

		14,190,740

Insurance - 2.02%
Palomar Holdings, Inc.A	71,764	4,592,179
Ryan Specialty Group Holdings, Inc., Class AA	87,147	3,380,432

		7,972,611

Total Financials		35,606,888

Health Care - 24.15%
Biotechnology - 3.33%
Exelixis, Inc.A	236,028	5,350,755
Halozyme Therapeutics, Inc.A	98,117	3,912,906
Ligand Pharmaceuticals, Inc.A	33,977	3,822,073

		13,085,734

Health Care Equipment & Supplies - 5.29%
BioLife Solutions, Inc.A	50,697	1,152,343
Insulet Corp.A	9,832	2,619,146
iRhythm Technologies, Inc.A	26,687	4,202,402
Neogen Corp.A	87,615	2,702,046
NuVasive, Inc.A	53,371	3,026,136
Tandem Diabetes Care, Inc.A	61,130	7,108,808

		20,810,881

Health Care Providers & Services - 3.18%
Acadia Healthcare Co., Inc.A	102,531	6,718,857
HealthEquity, Inc.A	86,005	5,800,177

		12,519,034

Health Care Technology - 2.82%
HealthStream, Inc.A	99,253	1,977,120
Omnicell, Inc.A	51,833	6,711,855
Schrodinger, Inc.A	70,894	2,418,903

		11,107,878

Life Sciences Tools & Services - 6.93%
Alpha Teknova, Inc.A	73,236	1,011,389
Azenta, Inc.	52,419	4,344,487
Bio-Techne Corp.	11,772	5,097,747
ICON PLCA	22,922	5,575,089
Medpace Holdings, Inc.A	17,481	2,859,717
Repligen Corp.A	33,374	6,277,315
Syneos Health, Inc.A	26,217	2,122,266

		27,288,010

Pharmaceuticals - 2.60%
Pacira BioSciences, Inc.A	81,061	6,186,575

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.64% (continued)
Health Care - 24.15% (continued)
Pharmaceuticals - 2.60% (continued)
Supernus Pharmaceuticals, Inc.A	124,534	$4,024,939

		10,211,514

Total Health Care		95,023,051

Industrials - 15.68%
Aerospace & Defense - 4.71%
AeroVironment, Inc.A	62,992	5,930,067
Axon Enterprise, Inc.A	36,050	4,965,166
HEICO Corp., Class A	31,569	4,003,896
Kratos Defense & Security Solutions, Inc.A	176,695	3,618,714

		18,517,843

Air Freight & Logistics - 1.20%
Hub Group, Inc., Class AA	61,265	4,730,271

Building Products - 1.53%
AZEK Co., Inc.A	84,138	2,089,988
Trex Co., Inc.A	60,394	3,945,540

		6,035,528

Commercial Services & Supplies - 1.20%
Montrose Environmental Group, Inc.A	88,886	4,704,736

Construction & Engineering - 1.17%
Ameresco, Inc., Class AA	57,920	4,604,640

Machinery - 3.61%
Hydrofarm Holdings Group, Inc.A B	75,644	1,146,007
Kornit Digital Ltd.A	59,258	4,900,044
Lindsay Corp.	21,269	3,339,446
RBC Bearings, Inc.A	24,880	4,823,734

		14,209,231

Professional Services - 0.75%
ICF International, Inc.	31,516	2,966,916

Trading Companies & Distributors - 1.51%
SiteOne Landscape Supply, Inc.A	36,852	5,958,600

Total Industrials		61,727,765

Information Technology - 28.96%
Electronic Equipment, Instruments & Components - 2.42%
Cognex Corp.	42,538	3,281,806
National Instruments Corp.	78,854	3,200,684
nLight, Inc.A	175,164	3,037,344

		9,519,834

IT Services - 3.99%
Globant SAA	29,964	7,852,666
Maximus, Inc.	51,298	3,844,785
WEX, Inc.A	22,405	3,998,172

		15,695,623

Semiconductors & Semiconductor Equipment - 5.44%
Ambarella, Inc.A	17,404	1,826,028
Lattice Semiconductor Corp.A	29,696	1,809,971
Onto Innovation, Inc.A	43,406	3,771,547
Power Integrations, Inc.	43,540	4,035,287
Semtech Corp.A	72,887	5,053,985

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.64% (continued)
Information Technology - 28.96% (continued)
Semiconductors & Semiconductor Equipment - 5.44% (continued)
Silicon Laboratories, Inc.A	32,772	$4,922,354

		21,419,172

Software - 17.11%
Aspen Technology, Inc.A	18,192	3,008,411
CyberArk Software Ltd.A	37,989	6,410,644
Descartes Systems Group, Inc.A	28,399	2,080,511
Envestnet, Inc.A	77,517	5,770,365
Five9, Inc.A	20,468	2,259,667
GTY Technology Holdings, Inc.A	315,950	1,020,519
Guidewire Software, Inc.A	13,310	1,259,392
Mandiant, Inc.A	138,953	3,100,041
Manhattan Associates, Inc.A	58,456	8,108,432
Ping Identity Holding Corp.A	159,313	4,369,956
PROS Holdings, Inc.A B	110,823	3,691,514
Q2 Holdings, Inc.A	54,504	3,360,172
Qualys, Inc.A	31,769	4,524,223
Rapid7, Inc.A	46,550	5,178,222
SPS Commerce, Inc.A	53,171	6,976,035
Tyler Technologies, Inc.A	3,410	1,517,075
Varonis Systems, Inc.A	98,517	4,683,498

		67,318,677

Total Information Technology		113,953,306

Materials - 0.98%
Chemicals - 0.98%
Balchem Corp.	28,359	3,876,675

Total Common Stocks (Cost $247,415,578)		384,240,669

SHORT-TERM INVESTMENTS - 2.31% (Cost $9,081,765)
Investment Companies - 2.31%
American Beacon U.S. Government Money Market Select Fund, 0.10%C D	9,081,765	9,081,765

SECURITIES LENDING COLLATERAL - 0.14% (Cost $546,096)
Investment Companies - 0.14%
American Beacon U.S. Government Money Market Select Fund, 0.10%C D	546,096	546,096

TOTAL INVESTMENTS - 100.09% (Cost $257,043,439)		393,868,530
LIABILITIES, NET OF OTHER ASSETS - (0.09%)		(347,984)

TOTAL NET ASSETS - 100.00%		$393,520,546

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at March 31, 2022.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

LP - Limited Partnership.

PLC - Public Limited Company.

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2022, the investments were classified as described below:

Stephens Small Cap Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$384,240,669	$—	$—	$384,240,669
Short-Term Investments	9,081,765	—	—	9,081,765
Securities Lending Collateral	546,096	—	—	546,096

Total Investments in Securities - Assets	$393,868,530	$—	$—	$393,868,530

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2022, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2022 (Unaudited)

Organization

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. As of March 31, 2022, the Trust consists of twenty-eight active series, eight of which are presented in this filing: American Beacon AHL Managed Futures Strategy Fund, American Beacon AHL TargetRisk Fund, American Beacon AHL TargetRisk Core Fund, American Beacon Bahl & Gaynor Small Cap Growth Fund, American Beacon Bridgeway Large Cap Growth Fund, American Beacon Bridgeway Large Cap Value Fund, American Beacon Stephens Mid-Cap Growth Fund and American Beacon Stephens Small Cap Growth Fund (collectively the “Funds” and each individually a “Fund”). The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies except for the American Beacon AHL Managed Futures Strategy Fund, American Beacon AHL TargetRisk Fund and American Beacon AHL TargetRisk Core Fund which are registered as non-diversified. The remaining twenty active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by the transitioning away from the London Interbank Offered Rate (“LIBOR”) and other reference rates that are expected to be discontinued. The amendments in this ASU are effective for all entities as of March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. When fully implemented, the new rule may require changes in how a fund will use derivatives, may adversely affect a fund’s performance and may increase costs related to a fund’s use of derivatives.

On December 3, 2020, the SEC adopted new rule 2a-5 (Valuation Rule) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Funds.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2022 (Unaudited)

Consolidation of Subsidiaries

The Schedules of Investments of the AHL Managed Futures Strategy Fund and the AHL TargetRisk Fund are consolidated to include the accounts of the American Beacon Cayman Managed Futures Strategy Fund, Ltd. and American Beacon Cayman TargetRisk Company, Ltd., respectively, each of which are wholly-owned and controlled subsidiaries (the “Subsidiaries”) of the AHL Managed Futures Strategy Fund and the AHL TargetRisk Fund. All intercompany accounts and transactions have been eliminated in consolidation for the AHL Managed Futures Strategy Fund and the AHL TargetRisk Fund.

For Federal tax purposes, taxable income for each Fund and its Subsidiary are calculated separately. The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (the “Code”) and each Subsidiary’s taxable income is included in the calculation of the applicable Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the AHL Managed Futures Strategy Fund and the AHL TargetRisk Fund either in the current period or future periods. The Subsidiaries have a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

Each Fund may invest up to 25% of its total assets in its Subsidiary, which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies. The AHL Managed Futures Strategy Fund and the AHL TargetRisk Fund expect to achieve a significant portion of their exposure to commodities and commodities-related investments through investment in the Subsidiaries. Unlike the AHL Managed Futures Strategy Fund and the AHL TargetRisk Fund, the Subsidiaries may invest without limitation in commodities and commodities-related investments.

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at March 31, 2022	% of Total Net Assets of the Fund at March 31, 2022
American Beacon Cayman Managed Futures Strategy Fund, Ltd.	August 19, 2014	$670,727,794	23.6%
American Beacon Cayman TargetRisk Company, Ltd.	December 31, 2018	191,225,116	21.7%

CFTC Regulation

On August 13, 2013, the Commodity Futures Trading Commission (“CFTC”) adopted rules to harmonize conflicting SEC and CFTC disclosure, reporting and recordkeeping requirements for registered investment companies that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements.

The Funds are commodity pools, as defined in the regulation of the CFTC and operated by the Manager, a commodity pool operator regulated by the CFTC.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2022 (Unaudited)

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946, Financial Services – Investment Companies, a part of the Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2022 (Unaudited)

markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust a Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2022 (Unaudited)

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2022 (Unaudited)

domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedules of Investments.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of March 31, 2022, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received		Non-Cash Collateral Received	Total Collateral Received
Bahl & Gaynor Small Cap Growth	$529,715	$	—	$546,560	$546,560
Bridgeway Large Cap Growth	7,000,801		—	7,181,505	7,181,505
Bridgeway Large Cap Value	20,893,330		1,248,184	20,775,832	22,024,016
Stephens Mid-Cap Growth	24,835,482		—	25,327,349	25,327,349
Stephens Small Cap Growth	14,500,740		546,096	14,608,180	15,154,276

Cash collateral is listed on the Funds’ Schedules of Investments.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2022 (Unaudited)

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities. Each of the tax years in the four year period ended December 31, 2021 for AHL Managed Futures Strategy Fund and AHL TargetRisk Fund, and the tax years in the two year period ended December 31, 2021 for AHL TargetRisk Core Fund remain subject to examination by the Internal Revenue Service. For the remaining Funds, each of the tax years in the four year period ended December 31, 2021 remain subject to examination by the Internal Revenue Service.

Cost of Investments for Federal Income Tax Purposes

As of March 31, 2022, the Funds’ cost of investments for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation		Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AHL Managed Futures Strategy	$2,455,330,284	$	—	$(923,270)	$(923,270)
AHL TargetRisk	787,366,474		65,879	(3,260,118)	(3,194,239)
AHL TargetRisk Core	9,742,747		—	(3,670)	(3,670)
Bahl & Gaynor Small Cap Growth	32,984,696		10,422,439	(1,777,036)	8,645,403
Bridgeway Large Cap Growth	156,461,386		60,104,397	(9,084,313)	51,020,084
Bridgeway Large Cap Value	623,233,285		119,345,782	(31,709,406)	87,636,376
Stephens Mid-Cap Growth	537,619,597		183,270,358	(32,546,479)	150,723,879
Stephens Small Cap Growth	257,043,439		153,949,666	(17,124,575)	136,825,091

For federal income tax purposes, the Funds measure their capital loss carryforwards annually at December 31, their fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

As of December 31, 2021, the Funds did not have any capital loss carryforwards.